========================================================================================================================
                                                                                             33' Act File No. 333-59517
                                                                                             40' Act File No. 811-08891

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933                                            |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___                                                 |_|


                    POST-EFFECTIVE AMENDMENT NO. 31                                                 |X|


                                                   and/or

                       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|


                    AMENDMENT NO. 31                                                                |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                           (Exact Name of Registrant)
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


                   PATRICIA R. HATLER, ESQ.               With Copies To:
                   SECRETARY                              MICHAEL R. MOSER, ESQ.
                   ONE NATIONWIDE PLAZA                   ONE NATIONWIDE PLAZA, 1-09-V3
                   COLUMBUS, OHIO 43215-2220              COLUMBUS, OHIO 43215-2220
              (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: SEPTEMBER 8, 2004

It is proposed that this filing will become effective (check appropriate box)

|_|  Immediately upon filing pursuant to paragraph (b)

|X|  On September 8, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

========================================================================================================================

                      SUPPLEMENT DATED SEPTEMBER 8, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


THE SUBSECTION "MODES TO MAKE A TRANSFER" UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

2.   Insert the following after the first paragraph:

     For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. Mail for a twelve-month period.

THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

2.   Delete the second paragraph in its entirety.

3.   Add the following paragraphs at the end of the section:

     We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

     If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.


THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING IN THE SECOND TO LAST PARAGRAPH:

The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products underwritten by Nationwide.

                      SUPPLEMENT DATED SEPTEMBER 8, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

            NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-D


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


EFFECTIVE SEPTEMBER 8, 2004, THE "AVAILABLE SUB-ACCOUNTS" SECTION OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING NEW FUNDS:

J. P. Morgan Series Trust II - Mid Cap Value Portfolio

Scudder Variable Series I - Capital Growth Portfolio: Class B

Scudder Variable Series I - Health Sciences Portfolio: Class B

Scudder Variable Series II - Dreman Financial Services Portfolio: Class B

Scudder Variable Series II - Dreman High Return Equity Portfolio: Class B

Scudder Variable Series II - Dreman Small Cap Value Portfolio: Class B

Scudder Variable Series II - Fixed Income Portfolio: Class B

Scudder Variable Series II - Global Blue Chip Portfolio: Class B

Scudder Variable Series II - High Income Portfolio: Class B

Scudder Variable Series II - Large Cap Value Portfolio: Class B

Scudder Variable Series II - Small Cap Growth Portfolio: Class B

Scudder Variable Series II - Technology Growth Portfolio: Class B

Scudder Variable Series II - Total Return Portfolio: Class B


THE SUBSECTION "MODES TO MAKE A TRANSFER" UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

2.   Insert the following after the first paragraph:

     For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. Mail for a twelve-month period.


THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

2.   Delete the second paragraph in its entirety.

3.   Add the following paragraphs at the end of the section:

     We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

     If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.

THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING IN THE SECOND TO LAST PARAGRAPH:

The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products underwritten by Nationwide.

                      SUPPLEMENT DATED SEPTEMBER 8, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


EFFECTIVE SEPTEMBER 8, 2004, THE FOLLOWING SUB-ACCOUNT PORTFOLIOS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS IN THE POLICY:

Merrill Lynch Variable Series Fund, Inc. - American Balanced V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Basic Value V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Core Bond V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Domestic Money Market V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Fundamental Growth V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Global Allocation V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Global Growth V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Government Bond V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - High Current Income V.I. Fund
Class II

Merrill Lynch Variable Series Fund, Inc. - Index 500 V.I. Fund V.I. Fund
Class II

Merrill Lynch Variable Series Fund, Inc. - Large Cap Core V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Large Cap Growth V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Large Cap Value V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Small Cap Value V.I. Fund Class II

Merrill Lynch Variable Series Fund, Inc. - Utilities and Telecommunication V.I. Fund Class II

THE SUBSECTION "MODES TO MAKE A TRANSFER" UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

2.   Insert the following after the first paragraph:

     For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. Mail for a twelve-month period.


THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:

1.   Replace the first paragraph with the following:

     Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

2.   Delete the second paragraph in its entirety.

3.   Add the following paragraphs at the end of the section:

     We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

     If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.

THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS AMENDED TO ADD THE FOLLOWING IN THE SECOND TO LAST PARAGRAPH:

The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products underwritten by Nationwide.

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-D
--------------------------------------------------------------------------------

                   The Date Of This Prospectus Is May 1, 2004

--------------------------------------------------------------------------------
                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

============================== =================================================


 TELEPHONE: 1-877-351-8808

                         TDD:  1-800-238-3035


                   U.S. MAIL:  Nationwide Life and Annuity Insurance Company
                               One Nationwide Plaza, 1-11-08
                               Columbus, OH 43215-2220

============================== =================================================

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PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
             -------------------------------------------------------------------
             THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
             -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

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                                TABLE OF CONTENTS
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TABLE OF CONTENTS..........................................I

IN SUMMARY: POLICY BENEFITS................................1

IN SUMMARY: POLICY RISKS...................................3

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND
 THE POLICY................................................4

IN SUMMARY: FEE TABLES.....................................6

AVAILABLE SUB-ACCOUNTS.....................................9

THE POLICY................................................37

   Policy Owner Rights....................................37

   The Beneficiary........................................37

   To Purchase............................................38

   Coverage...............................................38

   Coverage Effective Date................................38

   To Cancel (Examination Right)..........................38

   To Change Coverage.....................................38

   Sub-Account Portfolio Transfers........................39

   Fixed Account Transfers................................40

   Modes To Make A Transfer...............................40

   To Irrevocably Transfer Cash Value Or Exchange The
   Policy.................................................41

   To Terminate Or Surrender..............................41

   To Assign..............................................42

   Proceeds Upon Maturity.................................42

   Reports And Illustrations..............................43

   Errors Or Misstatements................................43

   Incontestability.......................................43

   If We Modify The Policy................................43

RIDERS....................................................43

   Change Of Insured Rider................................44

   Additional (insurance) Protection Rider................44

PREMIUM...................................................44

   Initial Premium........................................44

   Subsequent Premiums....................................45

CHARGES...................................................45

   Premium Load (Charge)..................................46

   Partial Surrender Fee..................................47

   Cost Of Insurance......................................47

   Mortality And Expense Risk.............................48

   Policy Loan Interest...................................48

   Administrative.........................................48

   Additional (insurance) Protection Rider................48

   A Note on Charges......................................49

TO ALLOCATE PREMIUM AND SUB-ACCOUNT
VALUATION.................................................50

   Variable Investment Options............................50

   The Fixed Investment Option............................50

   Allocation Of Premium And Cash Value...................51

   When Sub-Account Units Are Valued......................51

   How Investment Experience Is Determined................51

   Cash Value.............................................52

   Dollar Cost Averaging..................................53

THE DEATH BENEFIT.........................................53

   Calculation Of The Death Benefit Proceeds..............53

   Death Benefit Options..................................54

   The Minimum Required Death Benefit.....................55

   Changes In The Death Benefit Option....................55

   Suicide................................................56

SURRENDERS................................................56

   Full Surrender.........................................56

   Other Amounts Paid At Surrender........................56

   Partial Surrender......................................57

   Reduction Of Specified Amount On A Partial Surrender...57

THE PAYOUT OPTIONS........................................58

   Interest Income........................................58

   Income For A Fixed Period..............................58

   Life Income With Payments Guaranteed...................59

   Fixed Income For Varying Periods.......................59

   Joint And Survivor Life................................59

   Alternate Life Income..................................59

POLICY LOANS..............................................59

   Loan Amount And Interest...............................59

   Collateral.............................................60

   Repayment..............................................60

   Net Effect Of Loans....................................60

LAPSE.....................................................60

   Grace Period...........................................60

   Reinstatement..........................................61

TAXES.....................................................61

   Types Of Taxes Of Which To Be Aware....................61

   Buying The Policy......................................62

   Investment Gain In The Policy..........................62

   Periodic Withdrawals, Non-Periodic Withdrawals And
   Loans..................................................63

   Surrender Of The Policy................................64

   Withholding............................................64

   Exchanging The Policy For Another Life Insurance
   Policy.................................................65

   Taxation Of Death Benefits.............................65

   Special Considerations for Corporations................65

   Taxes And The Value Of Your Policy.....................66

   Tax Changes............................................66

NATIONWIDE LIFE AND ANNUITY INSURANCE
COMPANY...................................................67

NATIONWIDE VL SEPARATE ACCOUNT-D..........................67

   Organization, Registration And Operation...............67

   Addition, Deletion, Or Substitution Of Mutual Funds....68

   Voting Rights..........................................69

LEGAL PROCEEDINGS.........................................69

   Nationwide Life And Annuity Insurance
   Company................................................69

   Nationwide Investment Services Corporation.............71

FINANCIAL STATEMENTS......................................71

APPENDIX A: DEFINITIONS..................................A-1

                           IN SUMMARY: POLICY BENEFITS

    Appendix A defines certain words and phrases we use in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS


|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

    For more information, see "Death Benefit Options," beginning on page 54.

YOUR OR YOUR BENEFICIARY'S CHOICE POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there OF are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 58.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 55; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 57; "The Beneficiary," beginning on page 37; and "Policy Owner Rights," beginning on page 37.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account.

|X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 59.

|X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 57.

|X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 56 and "The Payout Options" beginning on page 58.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 44.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

|X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

For more information, see "The Fixed Investment Option," beginning on page 50.


|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-D into a number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 39 and "Modes To Make A Transfer," beginning on page 40.

For more information, see "Available Sub-Accounts," beginning on page 9 and "Variable Investment Options," beginning on page 50.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 39. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 53.

TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 55. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 61.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 42.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 38.

RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

|X|  Change Of Insured Rider (There is no charge for this Rider.)

|X|  Additional (insurance) Protection Rider

F or more information, see "Riders," beginning on page 43.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient return. There may not be a positive return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could impact the policy's Death Benefit, depending on how the Death Benefit in effect at the time of the Insured's death relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 63. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 39 and "Modes To Make A Transfer," beginning on page 40. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.


          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

 VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO
                                     WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

     Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on the Insured.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

     What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

|X|  At issue, the policy will require a minimum initial Premium payment.

     Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

|X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

|X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

|X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

|X|  You may be able to vary the timing and amount of Premium payments.

     So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

|X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

     This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

|X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

     As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

|X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

     Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 45.

====================================================================================================================================
                                                     TRANSACTION FEES (CHARGE)
====================================================================================================================================
               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
------------------------------------- ----------------------------- ----------------------------------------------------------------
            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
------------------------------------- ----------------------------- ----------------------------------------------------------------
      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
                                                                                            Current Charge
                                                                                                   0
------------------------------------- ----------------------------- ----------------------------------------------------------------

(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)" beginning on page 46.

(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

------------------------------------------------------------------------------------------------------------------------------------
                               PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
               Charge                   When Charge Is Deducted                                 Amount
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
  Representative - For An Issue Age                                   $0.03 per month      $83.33 per month      $0.31 per month
   40, Non-tobacco, in the tenth                                                  Per $1,000 Of Net Amount at Risk -
      policy year, issued on a                                      Proportionately From Your Chosen Variable And Fixed Investment
 short-form, non-medical basis and                                                              Options
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------------------- -------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages                 0.75% of Cash Value             0.40% of Cash Value
                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed
                                                                                   3.75% Of The Policy Loan Balance
                                                                                             Current Rates
                                                                                   3.70% Of The Policy Loan Balance
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ------------------------------- --------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
                                                                            $10 per month                    $5 per month
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)                                          $0.01 per month      $83.33 per month      $0.22 per month
 Representative - For An Issue Age                                                Per $1,000 Of Additional Protection
40 Non-tobacco, in the tenth policy                                       Proportionately From Your Chosen Variable And Fixed
   year, issued on a short-form,                                                          Investment Options
         non-medical basis.
------------------------------------- ----------------------------- ----------------------------------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6)  This amount may not be representative of your cost.

(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 59.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.


THE FOLLOWING SECTION LISTS THE AVAILABLE SUB-ACCOUNTS AND IDENTIFIES THEIR EXPENSES, INVESTMENT TYPES, AND ADVISERS.



------------------------------------------------------------------------------------ ---------------------- -----------------------
TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
------------------------------------------------------------------------------------ ---------------------- -----------------------
(expenses that are deducted from the Sub-Account portfolio assets, including                 0.27%                  4.56%
management fees, distribution (12b-1) fees, and other expenses)
------------------------------------------------------------------------------------ ---------------------- -----------------------


--------------------------------------------------------------------------------
                             AVAILABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


  We identify Sub-Accounts by the name of the underlying mutual funds. The expenses for these underlying mutual funds are:


     ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS HELD BY THE SUB-ACCOUNT
                                   PORTFOLIOS

             (as a percentage of underlying mutual fund net assets)



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.73%          0.31%      0.00%         1.04%             0.00%           1.04%
V.I. Basic Value Fund: Series I
Shares
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.61%          0.24%      0.00%         0.85%             0.00%           0.85%
V.I. Capital Development Fund:
Series I Shares
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.63%          0.27%     0.00%          0.90%             0.00%           0.90%
V.I. Growth Fund: Series I Shares
(formerly, INVESCO Variable
Investment Funds, Inc. - Growth Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.63%          0.43%     0.00%          1.06%             0.01%          1.05%1
V.I. High Yield Fund: Series I Shares
(formerly, INVESCO Variable Investment
Funds, Inc. - High Yield Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM          0.73%          0.34%     0.00%          1.07%             0.00%           1.07%
V.I. Mid Cap Core Equity Fund:
Series I Shares
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds - AIM         0.90%          0.92%     0.00%          1.82%             0.52%          1.30%1
V.I. Real Estate Opportunity Fund:
Series I Shares (formerly, INVESCO
Variable Investment Funds, Inc. -
Real Estate Opportunity Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.75%          0.38%     0.00%          1.13%             0.00%           1.13%
INVESCO VIF - Core Equity Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Equity
Income Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.71%          0.45%      0.25%         1.41%             0.00%           1.41%
INVESCO VIF - Dynamics Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Dynamics
Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.75%          0.33%     0.00%          1.08%             0.00%           1.08%
INVESCO VIF - Health Sciences Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Health
Sciences Fund)
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.75%          0.64%     0.00%          1.39%             0.00%          1.30%1
INVESCO VIF - Small Company Growth
Fund (formerly, INVESCO Variable
Investment Funds, Inc. - Small
Company Growth Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.75%          0.41%     0.00%          1.16%             0.00%           1.16%
INVESCO VIF - Technology Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Technology
Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.75%          0.98%     0.00%          1.73%             0.43%          1.30%1
INVESCO VIF - Total Return Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Total
Return Fund)
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Investment Funds -             0.60%          0.55%     0.00%          1.15%             0.00%          1.15%1
INVESCO VIF - Utilities Fund
(formerly, INVESCO Variable
Investment Funds, Inc. - Utilities
Fund)
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products         0.63%          0.03%      0.00%         0.66%             0.08%          0.58%1
Series Fund, Inc. -
AllianceBernstein Growth and Income
Portfolio: Class A
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.90%          0.00%      0.00%         0.90%             0.00%           0.90%
Portfolios, Inc. - American Century
VP Balanced Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%          0.00%      0.00%         1.00%             0.00%           1.00%
Portfolios, Inc. - American Century
VP Capital Appreciation Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%          0.00%      0.00%         1.00%             0.00%           1.00%
Portfolios, Inc. - American Century
VP Growth Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.70%          0.00%      0.00%         0.70%             0.00%           0.70%
Portfolios, Inc. - American Century
VP Income & Growth Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.33%          0.01%      0.00%         1.34%             0.00%           1.34%
Portfolios, Inc. - American Century
VP International Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%          0.01%      0.00%         1.01%             0.00%           1.01%
Portfolios, Inc. - American Century
VP Ultra Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   0.95%          0.00%      0.00%         0.95%             0.00%           0.95%
Portfolios, Inc. - American Century
VP Value Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable                   1.00%          0.00%      0.00%         1.00%             0.00%           1.00%
Portfolios, Inc. - American Century
VP Vista Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Baron Capital Funds Trust - Baron           1.00%          0.19%      0.25%         1.44%             0.00%           1.44%
Capital Asset Fund: Insurance Shares
-------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. - CVS         0.70%          0.82%      0.00%         1.52%             0.44%          1.08%1
Social Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth         0.75%          0.09%      0.00%         0.84%             0.00%           0.84%
Fund, Inc.: Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:             0.25%          0.02%      0.00%         0.27%             0.00%           0.27%
Initial Shares
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Mid         0.75%          0.07%      0.00%         0.82%             0.00%           0.82%
Cap Stock Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -             0.35%          0.00%      0.25%         0.60%             0.00%           0.60%
Small Cap Stock Index Portfolio:
Service Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%          0.05%      0.00%         0.80%             0.00%           0.80%
Appreciation Portfolio: Initial
Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%          0.10%      0.00%         0.85%             0.00%           0.85%
Disciplined Stock Portfolio: Initial
Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          1.00%          0.48%      0.00%         1.48%             0.08%          1.40%1
International Value Portfolio:
Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.65%          0.31%      0.00%         0.96%             0.06%          0.90%1
Limited Term High Yield Portfolio:
Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.65%          0.09%      0.00%         0.74%             0.00%           0.74%
Quality Bond Portfolio: Initial
Shares
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -          0.75%          0.37%      0.00%         1.12%             0.00%           1.12%
Small Company Stock Portfolio:
Initial Shares
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.75%          0.18%      0.00%         0.93%             0.00%           0.93%
Evergreen VA Foundation Fund: Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.75%          0.27%      0.00%         1.02%             0.02%          1.00%2
Evergreen VA Fund: Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.75%          0.24%      0.00%         0.99%             0.00%           0.99%
Evergreen VA Growth and Income Fund:
Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.66%          0.46%      0.00%         1.12%             0.00%           1.12%
Evergreen VA International Equity
Fund: Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.52%          0.20%      0.00%         0.72%             0.00%           0.72%
Evergreen VA Omega Fund: Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.92%          0.26%      0.00%         1.18%             0.15%          1.03%2
Evergreen VA Special Equity Fund:
Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.87%          0.27%      0.00%         1.14%             0.14%          1.00%2
Evergreen VA Special Values Fund:
Class 1
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust -          0.49%          0.29%      0.00%         0.78%             0.00%           0.78%
Evergreen VA Strategic Income Fund:
Class 1
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -                0.60%          0.36%      0.25%         1.21%             0.51%          0.70%2
Federated Quality Bond Fund II:
Primary Shares
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.48%          0.10%      0.09%         0.67%             0.01%           0.66%
Fund - VIP Equity-Income Portfolio:
Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.00%      0.09%         0.67%             0.03%           0.64%
Fund - VIP Growth Portfolio: Initial
Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      0.11%         0.79%             0.00%           0.79%
Fund - VIP High Income Portfolio:
Service Class
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.73%          0.10%      0.17%         1.00%             0.04%           0.96%
Fund - VIP Overseas Portfolio:
Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      3.67%         4.35%             3.31%           1.04%
Fund - VIP Value Portfolio: Service
Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.53%          0.10%      0.11%         0.74%             0.01%           0.73%
Fund II - VIP II Asset Manager
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      0.09%         0.77%             0.02%           0.75%
Fund II - VIP II Contrafund(R)
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.24%          0.10%      0.12%         0.46%             0.08%           0.38%
Fund II - VIP II Index 500
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.43%          0.10%      0.11%         0.64%             0.00%           0.64%
Fund II - VIP II Investment Grade
Bond Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.63%          0.10%      2.21%         2.94%             1.90%           1.04%
Fund III - VIP III Aggressive Growth
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.43%          0.10%      0.16%         0.69%             0.01%           0.68%
Fund III - VIP III Balanced
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      1.24%         1.92%             0.91%           1.01%
Fund III - VIP III Dynamic Capital
Appreciation Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.48%          0.00%      0.11%         0.59%             0.00%           0.59%
Fund III - VIP III Growth & Income
Portfolio: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      0.14%         0.82%             0.02%           0.80%
Fund III - VIP III Growth
Opportunities Portfolio: Service
Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      0.12%         0.80%             0.02%           0.78%
Fund III - VIP III Mid Cap
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%          0.10%      0.16%         0.84%             0.03%           0.81
Fund III - VIP III Value Strategies
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable                 0.69%          0.22%      0.25%         1.16%             0.04%          1.12%1
Insurance Products Trust - Templeton
Foreign Securities Fund: Class 2
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%          0.24%      0.00%         0.99%             0.00%           0.99%
Comstock GVIT Value Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.40%          0.24%      0.00%         0.64%             0.00%           0.64%
Dreyfus GVIT Mid Cap Index Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.70%          0.25%      0.00%         0.95%             0.00%           0.95%
Federated GVIT High Income Bond
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.15%          0.25%      0.00%         1.40%             0.00%          1.40%1
Gartmore GVIT Emerging Markets Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%          0.27%      0.00%         1.27%             0.00%          1.27%1
Gartmore GVIT Global Financial
Services Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%          0.24%      0.00%         1.24%             0.00%          1.24%1
Gartmore GVIT Global Health Sciences
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.98%          0.26%      0.00%         1.24%             0.00%          1.24%1
Gartmore GVIT Global Technology and
Communications Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.80%          0.31%      0.00%         1.11%             0.00%          1.11%1
Gartmore GVIT Global Utilities Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.49%          0.24%      0.00%         0.73%             0.00%           0.73%
Gartmore GVIT Government Bond Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.60%          0.24%      0.00%         0.84%             0.00%           0.84%
Gartmore GVIT Growth Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%          0.25%      0.00%         1.25%             0.00%          1.25%1
Gartmore GVIT International Growth
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%          0.18%      0.25%         0.56%             0.00%          0.56%1
Gartmore GVIT Investor Destinations
Conservative Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%          0.18%      0.25%         0.56%             0.00%          0.56%1
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class
II
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%          0.18%      0.25%         0.56%             0.00%          0.56%1
Gartmore GVIT Investor Destinations
Moderate Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%          0.18%      0.25%         0.56%             0.00%          0.56%1
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.13%          0.18%      0.25%         0.56%             0.00%          0.56%1
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%          0.26%      0.00%         0.63%             0.00%           0.63%
Gartmore GVIT Money Market Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.37%          0.18%      0.00%         0.55%             0.00%          0.55%1
Gartmore GVIT Money Market Fund:
Class V
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.59%          0.24%      0.00%         0.83%             0.00%           0.83%
Gartmore GVIT Nationwide(R)Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.00%          0.32%      0.00%         1.32%             0.00%           1.32%
Gartmore GVIT Worldwide Leaders
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         1.10%          0.24%      0.00%         1.34%             0.00%           1.34%
GVIT Small Cap Growth Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.87%          0.24%     0.00%          1.11%             0.00%           1.11%
GVIT Small Cap Value Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.93%          0.24%     0.00%          1.17%             0.00%           1.17%
GVIT Small Company Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.73%          0.25%     0.00%          0.98%             0.00%           0.98%
J.P. Morgan GVIT Balanced Fund:
Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%          0.26%     0.00%          1.01%             0.00%           1.01%
Van Kampen GVIT Multi Sector Bond
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -         0.75%          0.23%     0.00%          0.98%             0.00%           0.98%
Gartmore GVIT Mid Cap Growth Fund -
Class I
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.75%          0.68%     0.00%          1.43%             0.53%          0.90%1
Trust - Goldman Sachs VIT Capital
Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.75%          0.50%     0.00%          1.25%             0.35%          0.90%1
Trust - Goldman Sachs VIT CORE Small
Cap Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.70%          0.15%     0.00%          0.85%             0.00%          0.85%1
Trust - Goldman Sachs VIT CORE U.S.
Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.75%          0.45%     0.00%          1.20%             0.30%          0.90%1
Trust - Goldman Sachs VIT Growth and
Income Fund
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            1.00%          1.60%     0.00%          2.60%             1.40%          1.20%1
Trust - Goldman Sachs VIT
International Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance            0.80%          0.11%     0.00%          0.91%             0.00%          0.91%1
Trust - Goldman Sachs VIT Mid Cap
Value Fund
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series - Salomon           0.95%          0.61%     0.00%          1.56%             0.00%           1.56%
Brothers Variable Emerging Growth
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Dividend           0.60%          0.41%     0.00%          1.01%             0.00%          1.00%1
Capture Fund
-------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Growth Fund        0.60%          0.40%     0.00%          1.00%             0.00%          1.00%1
-------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Income             0.60%          0.40%     0.00%          1.00%             0.00%          1.00%1
Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA Mid Corp           0.60%          0.40%     0.00%          1.00%             0.00%          1.00%1
America Fund
-------------------------------------------------------------------------------------------------------------------------------
Huntington VA Funds - VA New Economy        0.60%          0.45%     0.00%          1.05%             0.00%          1.00%1
Fund
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Balanced               0.65%          0.02%      0.25%         0.92%             0.00%           0.92%
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital                0.65%          0.03%      0.25%         0.93%             0.00%           0.93%
Appreciation Portfolio: Service
Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global                 0.65%          0.20%      0.25%         1.10%             0.00%           1.10%
Technology Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International          0.65%          0.11%      0.25%         1.01%             0.00%           1.01%
Growth Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Mid-Cap Value          0.65%          1.00%      0.25%         1.90%             0.40%           1.50%
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P.          0.30%          0.45%      0.00%         0.75%             0.00%           0.75%
Morgan Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P.          0.60%          0.97%      0.00%         1.57%             0.37%          1.20%2
Morgan International Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P.          0.60%          0.55%      0.00%         1.15%             0.00%           1.15%
Morgan Small Company Portfolio
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II - J.P.          0.35%          0.50%      0.00%         0.85%             0.00%           0.85%
Morgan U.S. Large Cap Core Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.55%          0.13%      0.15%         0.83%             0.00%           0.83%
Inc. - American Balanced V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.60%          0.07%      0.15%         0.82%             0.00%           0.82%
Inc. - Basic Value V.I. Fund Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.43%          0.07%      0.15%         0.65%             0.00%           0.65%
Inc. - Core Bond V.I. Fund Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.50%          0.07%      0.15%         0.72%             0.00%           0.72%
Inc. - Domestic Money Market V.I.
Fund Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.65%          0.09%      0.15%         0.89%             0.00%           0.89%
Inc. - Fundamental Growth V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.75%          0.13%      0.15%         1.03%             0.00%           1.03%
Inc. - Global Allocation V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.65%          0.10%      0.15%         0.90%             0.00%           0.90%
Inc. - Global Growth V.I. Fund Class
II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.50%          0.09%      0.15%         0.74%             0.00%           0.74%
Inc. - Government Bond V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.48%          0.08%      0.15%         0.71%             0.00%           0.71%
Inc. - High Current Income V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.30%          0.08%      0.15%         0.53%             0.00%           0.53%
Inc. - Index 500 V.I. Fund V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.75%          0.12%      0.15%         1.02%             0.00%           1.02%
Inc. - Large Cap Growth V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.65%          0.37%      0.15%         1.17%             0.00%           1.17%
Inc. - Large Cap Value V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.75%          0.10%      0.15%         1.00%             0.00%           1.00%
Inc. - Large Cap Core V.I. Fund
Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.47%          0.07%      0.15%         0.69%             0.00%           0.69%
Inc. - Small Cap Value Focus V.I.
Fund Class II
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund,         0.75%          0.08%      0.15%         0.98%             0.00%           0.98%
Inc. - Utilities and
Telecommunication V.I. Fund Class II
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust - MFS         0.75%          0.13%      0.00%         0.88%             0.00%           0.88%
Investors Growth Stock Series:
Initial Class
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust - MFS         0.75%          0.15%      0.00%         0.90%             0.00%           0.90%
Mid Cap Growth Series: Initial Class
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust - MFS         0.75%          0.17%      0.00%         0.92%             0.00%           0.92%
Utility Series: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust - MFS         0.75%          0.43%      0.00%         1.18%             0.28%          0.90%1
Value Series: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust -            0.75%          0.38%      0.25%         1.38%             0.25%          1.13%1
Nations Marsico Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        1.15%          3.16%      0.25%         4.56%             3.16%          1.40%1
Trust - AMT Fasciano Portfolio:
Class S
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.85%          0.12%      0.00%         0.97%             0.00%          0.97%1
Trust - AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.84%          0.04%      0.00%         0.88%             0.00%          0.88%1
Trust - AMT Mid-Cap Growth
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management        0.83%          0.07%      0.00%         0.90%             0.00%          0.90%1
Trust - AMT Partners Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust -                0.70%          0.19%      0.00%         0.89%             0.00%          0.89%1
Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Bond           0.60%          0.19%      0.00%         0.79%             0.00%          0.79%1
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust -                0.74%          0.19%      0.00%         0.93%             0.00%          0.93%1
Diversified Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust -                0.74%          0.23%      0.00%         0.97%             0.00%          0.97%1
Diversified Mid Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Equity         0.30%          0.21%      0.00%         0.51%             0.00%          0.51%1
Index Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust -                0.45%          0.18%      0.00%         0.63%             0.00%          0.63%1
Government Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Large          0.65%          0.18%      0.00%         0.83%             0.00%          0.83%1
Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.65%          0.21%      0.00%         0.86%             0.00%          0.86%1
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust - Mid Cap        0.74%          0.24%      0.00%         0.98%             0.00%          0.98%1
Value Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%          0.02%      0.00%         0.70%             0.00%           0.70%
Oppenheimer Aggressive Growth
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.65%          0.02%      0.00%         0.67%             0.00%           0.67%
Oppenheimer Capital Appreciation
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.63%          0.04%      0.00%         0.67%             0.00%           0.67%
Oppenheimer Global Securities
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        0.68%          0.02%      0.00%         0.70%             0.00%           0.70%
Oppenheimer Main Street(R)Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -High        0.25%          0.50%      0.00%         0.75%             0.00%          0.75%1
Yield Portfolio: Administrative Class
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Low         0.25%          0.40%      0.00%         0.65%             0.00%          0.65%1
Duration Portfolio: Administrative
Class
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -Real        0.25%          0.40%      0.00%         0.65%             0.00%          0.65%1
Return Portfolio: Administrative
Class
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust              0.25%          0.40%      0.00%         0.65%             0.00%          0.65%1
-Total Return Portfolio:
Administrative Class
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust -          0.65%          0.24%      0.00%         0.89%             0.00%           0.89%
Pioneer High Yield VCT Portfolio:
Class 1
-------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust - Putnam VT           0.48%          0.05%      0.25%         0.78%             0.00%           0.78%
Growth & Income Fund: Class IB
-------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust - Putnam VT           0.76%          0.18%      0.25%         1.19%             0.00%           1.19%
International Equity Fund: Class IB
-------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap        1.25%          0.13%      0.00%         1.38%             0.00%           1.38%
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Small-Cap        1.00%          0.87%      0.00%         1.87%             0.52%          1.35%1
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series            0.85%          0.13%      0.00%         0.98%             0.00%           0.98%
Funds Inc. - All Cap Fund
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series            0.75%          0.26%      0.00%         1.01%             0.01%          1.00%2
Funds Inc. - High Yield Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series            0.70%          0.12%      0.00%         0.82%             0.00%           0.82%
Funds Inc. - Investors Fund
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series            0.75%          0.28%      0.00%         1.03%             0.03%          1.00%2
Funds Inc. - Strategic Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series            0.80%          0.21%      0.00%         1.01%             0.01%          1.00%2
Funds Inc. - Total Return Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - EAFE Equity Index             0.45%          0.64%      0.00%         1.09%             0.44%          0.65%1
Fund: Class A
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - Equity 500 Index Fund:        0.20%          0.10%      0.00%         0.30%             0.00%           0.30%
Class A
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT - Small Cap Index Fund:         0.35%          0.26%      0.00%         0.61%             0.16%          0.45%1
Class A
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.84%          0.01%      0.00%         0.85%             0.00%           0.85%
T. Rowe Price Equity Income
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.79%          0.06%      0.25%         1.10%             0.00%           1.10%
T. Rowe Price Equity Income
Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. -         0.82%          0.03%      0.00%         0.85%             0.00%           0.85%
T. Rowe Price Mid-Cap Growth
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.58%      0.00%         1.38%             0.23%          1.15%2
Inc. - Active International
Allocation Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.40%          0.33%      0.00%         0.73%             0.03%          0.70%2
Inc. - Core Plus Fixed Income
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.41%      0.00%         1.21%             0.01%          1.20%2
Inc. - Emerging Markets Debt
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          1.25%          0.62%      0.00%         1.87%             0.12%          1.75%2
Inc. - Emerging Markets Equity
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1    TOTAL UNDERLYING    WAIVER AND/OR      TOTAL
                                            FEES         EXPENSES     FEES       MUTUAL FUND         EXPENSE       UNDERLYING
                                                                               EXPENSES BEFORE    REIMBURSEMENT   MUTUAL FUND
                                                                               ANY FEE WAIVER                       EXPENSES
                                                                                 OR EXPENSE
                                                                               REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.55%          0.39%      0.00%         0.94%             0.09%          0.85%2
Inc. - Equity Growth Portfolio:
Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.48%      0.00%         1.28%             0.13%          1.15%2
Inc. - Global Equity Portfolio:
Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.50%          0.52%      0.00%         1.02%             0.22%          0.80%2
Inc. - High Yield Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.58%      0.00%         1.38%             0.23%          1.15%2
Inc. - International Magnum
Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.75%          0.58%      0.00%         1.33%             0.28%          1.05%2
Inc. - Mid Cap Growth Portfolio:
Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.75%          0.37%      0.00%         1.12%             0.07%          1.05%2
Inc. - Mid Cap Value Portfolio:
Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.53%      0.00%         1.33%             0.18%          1.15%2
Inc. - Technology Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.80%          0.31%      0.00%         1.11%             0.01%          1.10%2
Inc. - U.S. Real Estate Portfolio:
Class I
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,          0.55%          0.44%      0.00%         0.99%             0.14%          0.85%2
Inc. - Value Portfolio: Class I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -          0.60%          0.05%      0.25%         0.90%             0.00%          0.90%2
Comstock Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -          0.70%          0.07%      0.25%         1.02%             0.00%          1.02%2
Emerging Growth Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -          0.50%          0.14%      0.25%         0.89%             0.04%          0.85%2
Enterprise Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small Cap          0.85%          0.05%      0.25%         1.15%             0.00%           1.15%
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us information that we have not independently verified and may not be current as of the date of the fund's most recent prospectus. The management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.


-----------------------------------

1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.

2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. This arrangement may be discontinued by the fund at any time.

The Sub-Accounts available through this policy, their advisers, and their investment objectives are:



AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. GROWTH FUND: SERIES I SHARES (formerly, INVESCO Variable Investment
Funds, Inc. - Growth Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. HIGH YIELD FUND: SERIES I SHARES (formerly, INVESCO Variable
Investment Funds, Inc. - High Yield Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. MID CAP CORE EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. REAL ESTATE FUND: SERIES I SHARES (formerly, INVESCO Variable
Investment Funds, Inc. - Real Estate Opportunity Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - CORE EQUITY FUND (formerly, INVESCO Variable Investment Funds, Inc. - Equity Income
Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - DYNAMICS FUND (formerly, INVESCO Variable Investment Funds, Inc. - Dynamics Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - HEALTH SCIENCES FUND (formerly, INVESCO Variable Investment Funds,
Inc. - Health Sciences Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - SMALL COMPANY GROWTH FUND (formerly, INVESCO Variable Investment
Funds, Inc .- Small Company Growth Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - TECHNOLOGY FUND (formerly, INVESCO Variable Investment Funds, Inc. - Technology Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - TOTAL RETURN FUND (formerly, INVESCO Variable Investment Funds, Inc. - Total Return
Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return through capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - INVESCO VIF - UTILITIES FUND (formerly, INVESCO Variable Investment Funds, Inc. - Utilities Fund)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and income.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. - CVS SOCIAL EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - MID CAP STOCK PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DISCIPLINED STOCK PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment return greater than S&P 500.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - LIMITED TERM HIGH YIELD PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum total return.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment returns that are greater than the total return performance of the
                                                 Russell 2500 Stock Index.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA FOUNDATION FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA GROWTH AND INCOME FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA INTERNATIONAL EQUITY FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital and modest income.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA OMEGA FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA SPECIAL VALUES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA SPECIAL EQUITY FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA STRATEGIC INCOME FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INDEX 500 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Geode Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III BALANCED PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH & INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS:  CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CAPITAL GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.25%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CORE U.S. EQUITY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT GROWTH AND INCOME FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GREENWICH STREET SERIES - SALOMON BROTHERS VARIABLE EMERGING GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

HUNTINGTON VA FUNDS - VA DIVIDEND CAPTURE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Huntington Asset Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return on investment.
------------------------------------------------ -----------------------------------------------------------------------------------

HUNTINGTON VA FUNDS - VA GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Huntington Asset Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

HUNTINGTON VA FUNDS - VA INCOME EQUITY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Huntington Asset Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income and moderate appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

HUNTINGTON VA FUNDS - VA MID CORP AMERICA FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Huntington Asset Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

HUNTINGTON VA FUNDS - VA NEW ECONOMY FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Huntington Asset Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - MID-CAP VALUE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN SMALL COMPANY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - AMERICAN BALANCED V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            The investment objective of the Fund is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - BASIC VALUE V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and, secondarily, income.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - CORE BOND V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Primarily, a high level of current income and secondarily capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



MERRILL LYNCH VARIABLE SERIES FUND, INC. - DOMESTIC MONEY MARKET V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - FUNDAMENTAL GROWTH V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - GLOBAL ALLOCATION V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Merrill Lynch Asset Management U.K. Limited
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total investment return.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - GLOBAL GROWTH V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - GOVERNMENT BOND V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest possible current income consistent with the protection of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - HIGH CURRENT INCOME V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Primarily a high level of current income and secondarily capital appreciation when consistent with its primary objective.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - INDEX 500 V.I. FUND V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index (the "S&P 500").
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - LARGE CAP GROWTH V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - LARGE CAP VALUE V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - LARGE CAP CORE V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total investment return.
------------------------------------------------ -----------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND, INC. - SMALL CAP VALUE FOCUS V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



MERRILL LYNCH VARIABLE SERIES FUND, INC. - UTILITIES AND TELECOMMUNICATION V.I. FUND CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income through investment of at least 80% of its assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS UTILITY SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NATIONS SEPARATE ACCOUNT TRUST - NATIONS MARSICO GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc of America Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser                                      Marsico Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return while preserving capital.
------------------------------------------------ -----------------------------------------------------------------------------------



ONE GROUP INVESTMENT TRUST - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - DIVERSIFIED EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - DIVERSIFIED MID CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - EQUITY INDEX PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correspond to the aggregate price and dividend performance of S&P 500's Corporate Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - GOVERNMENT BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - LARGE CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



PIMCO VARIABLE INSURANCE TRUST -HIGH YIELD PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -REAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
Not available for transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ROYCE CAPITAL FUND - ROYCE SMALL-CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - ALL CAP FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - HIGH YIELD BOND FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize current income.
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - INVESTORS FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - STRATEGIC BOND FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. - TOTAL RETURN FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Salomon Brothers Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income; growth of capital and income.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VIT - EAFE EQUITY INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Northern Trust Investments, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Replicate Morgan Stanley International EAFE performance.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VIT - EQUITY 500 INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Northern Trust Investments, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Replicate Standard & Poor's 500 Composite Stock Price Index performance.
------------------------------------------------ -----------------------------------------------------------------------------------

SCUDDER VIT - SMALL CAP INDEX FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Northern Trust Investments, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Replicate Russell 2000 Small Stock Index performance.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO: CLASS I
Not available for policies issued on or after December 8, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EQUITY GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL EQUITY PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan-Stanley Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - HIGH YIELD PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
Not available for policies issued on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP VALUE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - ENTERPRISE PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------




W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------------------------------------------------------------------------------------------


The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of these firms have an affiliate that acts as an investment adviser or a sub-advisor to one or more of the underlying fund that are offered under the policy.

PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------------------------------------------------------------

POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. The change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 44.

--------------------------------------------------------------------------------

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

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COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

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TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 50.

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TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 55.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 53.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

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SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 51.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts that are designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

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FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" at page 41.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

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MODES TO MAKE A TRANSFER

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially disruptive trading practices. Generally, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the Internet or telephone, including:

o    requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    recording telephone instructions.


If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

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TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 65. This policy will terminate when the new policy takes effect.

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TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 60.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 64. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans" beginning on page 59.

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TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 59.
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PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

>    no additional Premium payments will be allowed;

>    no changes to the amount of the Specified Amount will be allowed;

> if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 54;

> the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

> 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

> the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

> the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

> the Maturity Date will not be extended where the policy will fail the definition of life insurance.

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REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

o    the specified coverage amount

o    the current Cash Value

o    Premiums paid

o    the Cash Surrender Value

o    all charges since the last report

o    outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

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ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
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INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

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IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

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                                     RIDERS
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Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional (insurance) Protection Rider, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 45.

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CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

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ADDITIONAL (insurance) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 54.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables" on page 6. You may renew coverage annually until the policy Maturity Date. Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

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                                     PREMIUM
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This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.
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INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

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SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

> We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

> We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

> We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

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                                     CHARGES
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PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.
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PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.


We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit" beginning on page 55. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 63); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.


Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

     For Policies Issued On or After September 9, 2002 With $500,000 Or More Of Annual Premium Per Owner

For the first five policy years:

     9.00%of Premium payments for the base (non-rider) portion of the Specified Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

For policy years six through ten: 3.50% of Premium payments;

For policy years eleven and after: 2.00 % of Premium payments.

     For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target premium;

     plus 7.00% of Premium payments over the target premium;

For policy years eight through ten: 5.50% of Premium payments; and then

For policy years eleven and after: 3.50% of Premium payments.

                 For Policies Issued Prior To September 9, 2002

     For the first seven policy years:

     9.00%of Premium payments for the base (non-rider) portion of the Specified Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

For years eight and after: 3.50% Premium payments.

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PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

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COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

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MORTALITY AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.
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POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.
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ADMINISTRATIVE


The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

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ADDITIONAL (INSURANCE) PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.
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A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Commissions to broker/dealer firms are among the promotional and sales expenses we incur when distributing the policy. We may pay a maximum gross commissions of up to 35% of first year premiums and 10% for renewal premiums after the first year. In lieu of these premium based commissions, we may pay an equivalent amount that we calculate as a percentage of assets. Asset-based commissions may be up to 0.70% of the non-loaned Cash Value per year. Combinations of payment forms that generally equate to this maximum commission amount may also be utilized. The actual level of commissions we pay depends on factors such as the level of premium we receive from the respective broker/dealer firms and the scope of the services they provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their broker/dealer firm.

In addition to commissions, we may also furnish marketing and expense allowances to certain firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

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                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
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You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.
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VARIABLE INVESTMENT
OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.


Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

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THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

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ALLOCATION OF PREMIUM AND We allocate your Premium payments to Sub-Accounts or the fixed account per your CASH VALUE instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.
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WHEN SUB-ACCOUNT UNITS

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for ARE VALUED business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.


   o New Year's Day                             o Independence Day
   o Martin Luther King, Jr. Day                o Labor Day
   o Presidents' Day                            o Thanksgiving
   o Good Friday                                o Christmas
   o Memorial Day

In addition, we will not price Sub-Account Units if:

>    trading on the New York Stock Exchange is restricted;

> an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

> the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

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HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a)  is the sum of:

     > the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

     > the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c)  is a charge for Mortality and Expense Risk.
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CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 50 and "Loan Amount And Interest," beginning on page 59.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
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DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

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                                THE DEATH BENEFIT
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CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.


We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.


The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

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DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

     The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

     The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

     The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender" beginning on page 56. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

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THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

>    the cash value accumulation test; or

>    the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

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CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

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SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

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                                   SURRENDERS
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FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value" beginning on page 52. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.
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OTHER AMOUNTS PAID AT SURRENDER


For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy. The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

o    the number of Insureds;

o    the nature of the relationship among individual Insureds;

o    the purpose for which the policies are being purchased;

o    the expected persistency of the policies; and

o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

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PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

>    the minimum partial surrender is $500;

> a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

> the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

> after the partial surrender, the policy continues to qualify as life insurance.

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REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

>    occurs before the 15th policy anniversary; and

> when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

>    against the most recent increase in the Specified Amount;

> against the next most recent increases in the Specified Amount in succession; and

>    against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 63.

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                               THE PAYOUT OPTIONS
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You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 51. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.
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INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

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FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

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ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

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                                  POLICY LOANS
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While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.
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LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)  is 90% of the Sub-Account portfolios;

(2)  is 100% of the fixed account; and

(3)  is 100% of the loan account.



We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

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COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

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REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

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NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

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                                      LAPSE
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So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.
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GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

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REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

> submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

>    providing evidence of insurability satisfactory to us;

> paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

> paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

> paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

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                                      TAXES
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TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

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BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

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INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 55. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

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PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 55.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

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SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

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WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

>    the value each year of the life insurance protection provided;

>    an amount equal to any employer-paid Premiums; or

> some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

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EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

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TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the death Proceeds may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

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SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

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TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see " Premium Load (Charge)" on page 46.


For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

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TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

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                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
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We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
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                        NATIONWIDE VL SEPARATE ACCOUNT-D
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ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VL Separate Account-D is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

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ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:



> remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

> substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

>    substitute or close Sub-Accounts to allocations;

> transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

> combine the separate account with other separate accounts, and/or create new separate accounts;

> deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

> modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

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VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

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                                LEGAL PROCEEDINGS
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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

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NATIONWIDE INVESTMENT SERVICES The general distributor, Nationwide Investment Services Corporation, is not engaged CORPORATION in litigation of a material nature.
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                              FINANCIAL STATEMENTS
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The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and of Nationwide VL Separate Account - D. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

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                             APPENDIX A: DEFINITIONS
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  ATTAINED AGE - The Insured's Issue Age plus the number of full years since the Policy Date.
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  CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
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  CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
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  CODE - The Internal Revenue Code of 1986, as amended.
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  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
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  GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.
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  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
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  IN FORCE - The insurance coverage is in effect.
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  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
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  INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
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  LAPSE - The policy terminates without value.
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  MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.
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  NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and
   Additional Protection Rider coverage) minus the policy's Cash Value.
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  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
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  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
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  POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
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  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
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  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
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  PREMIUM - The amount of money you pay to begin and continue the policy.
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  RIDER - An optional benefit you may purchase under the policy.
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  SEC - The Securities and Exchange Commission.
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  SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
   Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
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  SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
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  UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
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  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
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  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
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  YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
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OUTSIDE BACK COVER PAGE


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD:
1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8891.

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                                  (REGISTRANT)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   (DEPOSITOR)


                          One Nationwide Plaza, 1-11-08

                             Columbus, OH 43215-2220

                                 1-877-351-8808

                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



This Statement of Additional Information ("SAI") contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2004 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2004.

                                TABLE OF CONTENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-D

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE


FINANCIAL STATEMENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


NATIONWIDE VL SEPARATE ACCOUNT-D

Nationwide VL Separate Account-D is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 21, 1998 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").


We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the Net Asset Value of the mutual funds or fees paid by the policy owner.

The financial statements of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account-D for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-D. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING


Rating Agencies


Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.


TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
      0-40                  250%
-----------------------------------------
         41                 243%
-----------------------------------------
         42                 236%
-----------------------------------------
         43                 229%
-----------------------------------------
         44                 222%
-----------------------------------------
         45                 215%
-----------------------------------------
         46                 209%
-----------------------------------------
         47                 203%
-----------------------------------------
         48                 197%
-----------------------------------------
         49                 191%
-----------------------------------------
         50                 185%
-----------------------------------------
         51                 178%
-----------------------------------------
         52                 171%
-----------------------------------------
         53                 164%
-----------------------------------------
         54                 157%
-----------------------------------------
         55                 150%
-----------------------------------------
         56                 146%
-----------------------------------------
         57                 142%
-----------------------------------------
         58                 138%
-----------------------------------------
         59                 134%
-----------------------------------------
         60                 130%
-----------------------------------------
         61                 128%
-----------------------------------------
         62                 126%
-----------------------------------------
         63                 124%
-----------------------------------------
         64                 122%
-----------------------------------------
         65                 120%
-----------------------------------------
         66                 119%
-----------------------------------------
         67                 118%
-----------------------------------------
         68                 117%
-----------------------------------------
         69                 116%
-----------------------------------------
         70                 115%
-----------------------------------------
         71                 113%
-----------------------------------------
         72                 111%
-----------------------------------------
         73                 109%
-----------------------------------------
         74                 107%
-----------------------------------------
         75                 105%
-----------------------------------------
         76                 105%
-----------------------------------------
         77                 105%
-----------------------------------------
         78                 105%
-----------------------------------------
         79                 105%
-----------------------------------------
         80                 105%
-----------------------------------------
         81                 105%
-----------------------------------------
         82                 105%
-----------------------------------------
         83                 105%
-----------------------------------------
         84                 105%
-----------------------------------------
         85                 105%
-----------------------------------------
         86                 105%
-----------------------------------------
         87                 105%
-----------------------------------------
         88                 105%
-----------------------------------------

-----------------------------------------
         89                 105%
-----------------------------------------
         90                 105%
-----------------------------------------
         91                 104%
-----------------------------------------
         92                 103%
-----------------------------------------
         93                 102%
-----------------------------------------
         94                 101%
-----------------------------------------
         95                 101%
-----------------------------------------
         96                 101%
-----------------------------------------
         97                 101%
-----------------------------------------
         98                 101%
-----------------------------------------
         99                 101%
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
         1                  302%
----------------------------------------
         2                  290%
----------------------------------------
         3                  279%
----------------------------------------
         4                  269%
----------------------------------------
         5                  259%
----------------------------------------
         6                  249%
----------------------------------------
         7                  240%
----------------------------------------
         8                  231%
----------------------------------------
         9                  223%
----------------------------------------
         10                 215%
----------------------------------------
         11                 207%
----------------------------------------
         12                 200%
----------------------------------------
         13                 193%
----------------------------------------
         14                 186%
----------------------------------------
         15                 180%
----------------------------------------
         16                 174%
----------------------------------------
         17                 169%
----------------------------------------
         18                 164%
----------------------------------------
         19                 159%
----------------------------------------
         20                 154%
----------------------------------------
         21                 150%
----------------------------------------
         22                 146%
----------------------------------------
         23                 142%
----------------------------------------

----------------------------------------
         24                 139%
----------------------------------------
         25                 136%
----------------------------------------
         26                 133%
----------------------------------------
         27                 130%
----------------------------------------
         28                 127%
----------------------------------------
         29                 125%
----------------------------------------
         30                 123%
----------------------------------------
         31                 121%
----------------------------------------
         32                 119%
----------------------------------------
         33                 118%
----------------------------------------
         34                 116%
----------------------------------------
         35                 115%
----------------------------------------
         36                 113%
----------------------------------------
         37                 112%
----------------------------------------
         38                 111%
----------------------------------------
         39                 110%
----------------------------------------
         40                 108%
----------------------------------------
         41                 107%
----------------------------------------
         42                 106%
----------------------------------------
         43                 104%
----------------------------------------
         44                 103%
----------------------------------------
         45                 102%
----------------------------------------

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         89,361 shares (cost $765,823) ....................................................   $  952,590

      AIM VIF Mid Cap Core Equity Fund - Series I (AIMMCapCore)
         92,755 shares (cost $929,922) ....................................................    1,118,631

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         43,890 shares (cost $780,926) ....................................................      956,804

      Calvert Social Equity Portfolio (CVSSEP)
         2,368 shares (cost $29,368) ......................................................       37,468

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         10,561 shares (cost $94,387) .....................................................      104,978

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         104,663 shares (cost $1,205,536) .................................................    1,545,876

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         34 shares (cost $428) ............................................................          443

      Dreyfus Stock Index Fund (DryStkIx)
         70,953 shares (cost $1,667,142) ..................................................    2,016,492

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         46,888 shares (cost $591,614) ....................................................      634,859

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         316,423 shares (cost $7,139,088) .................................................    7,312,532

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         22,431 shares (cost $554,578) ....................................................      693,575

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         363,105 shares (cost $4,984,467) .................................................    5,639,014

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         202,410 shares (cost $4,396,275) .................................................    4,667,572

      Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
         26,857 shares (cost $3,680,691) ..................................................    3,387,477

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         84,865 shares (cost $1,145,664) ..................................................    1,155,015

      Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
         142,809 shares (cost $1,906,105) .................................................    1,972,190

      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS2)
         50,011 shares (cost $573,399) ....................................................      612,134

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         30,443 shares (cost $365,643) ....................................................      369,277

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         14,784 shares (cost $133,114) ....................................................   $  147,544

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,234,477 shares (cost $1,234,477) ...............................................    1,234,477

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         5,428 shares (cost $97,344) ......................................................      117,949

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         20,184 shares (cost $193,169) ....................................................      207,285

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,344 shares (cost $35,230) ......................................................       40,482

      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         318 shares (cost $4,191) .........................................................        4,257

      Invesco VIF Dynamics Fund (INVDynF)
         3,304 shares (cost $34,520) ......................................................       38,888

      Invesco VIF Equity Income Fund (INVEqIncF)
         205,703 shares (cost $3,628,585) .................................................    3,684,141

      Invesco VIF Growth Fund (INVGrF)
         540,265 shares (cost $4,125,263) .................................................    3,311,825

      Invesco VIF Health Sciences Fund (INVHealthF)
         6,132 shares (cost $93,744) ......................................................      107,733

      Invesco VIF Real Estate Opportunity Fund (INVREO)
         2,393 shares (cost $32,007) ......................................................       34,312

      Invesco VIF Small Company Growth Fund (INVSmCoGrF)
         309,681 shares (cost $4,126,757) .................................................    4,189,985

      Invesco VIF Technology Fund (INVTechF)
         14,148 shares (cost $125,795) ....................................................      167,940

      Invesco VIF Total Return Fund (INVTotRetF)
         113,729 shares (cost $1,377,973) .................................................    1,442,084

      Invesco VIF Utilities Fund (INVUtilF)
         3,416 shares (cost $37,965) ......................................................       44,272

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         87,946 shares (cost $724,529) ....................................................      766,013

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         19,854 shares (cost $188,473) ....................................................      213,628

      One Group(R) IT - Balanced Portfolio (ONEBal)
         114 shares (cost $1,581) .........................................................        1,659

      One Group(R) IT - Bond Portfolio (ONEBP)
         244 shares (cost $2,792) .........................................................        2,820

      One Group(R) IT - Equity Index Portfolio (ONEEqInd)
         103 shares (cost $963) ...........................................................          999

      One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
         106 shares (cost $1,594) .........................................................        1,659

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         25,423 shares (cost $552,526) ....................................................      637,620

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         84,582 shares (cost $1,043,584) ..................................................   $ 1,045,439

      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         57,406 shares (cost $594,802) ....................................................       594,726

      Royce Capital Fund - Small Cap (RoySmCp)
         102,890 shares (cost $622,553) ...................................................       780,937

      Salomon Brothers Variable Series Funds, Inc. - Investors Fund (SalBrInv)
         6,866 shares (cost $74,748) ......................................................        87,134

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         366 shares (cost $7,584) .........................................................         7,850

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         132 shares (cost $2,453) .........................................................         2,654

      W & R Target Funds Inc. - Small Cap Portfolio (WRSmCap)
         45,356 shares (cost $314,125) ....................................................       384,182
                                                                                              -----------
            Total Investments .............................................................    52,477,421
   Accounts Receivable ....................................................................         9,710
                                                                                              -----------
            Total Assets ..................................................................    52,487,131
Accounts Payable ..........................................................................            --
                                                                                              -----------
Contract Owners Equity (note 7) ...........................................................   $52,487,131
                                                                                              ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                            Total       AIMBVF   AIMMCapCore   AllVGroInc
                                                        ------------   -------   -----------   ----------
Investment activity:
   Reinvested dividends .............................   $    423,901       286          --        5,771
   Mortality and expense risk charges (note 3).......       (154,036)   (2,416)     (3,021)      (2,030)
                                                        ------------   -------     -------      -------
      Net investment income (loss) ..................        269,865    (2,130)     (3,021)       3,741
                                                        ------------   -------     -------      -------

   Proceeds from mutual fund shares sold ............     15,578,303    30,710      38,518       97,395
   Cost of mutual fund shares sold ..................    (16,794,120)  (27,518)    (34,977)     (86,714)
                                                        ------------   -------     -------      -------
      Realized gain (loss) on investments ...........     (1,215,817)    3,192       3,541       10,681
   Change in unrealized gain (loss)
      on investments ................................     11,493,773   189,201     189,800      175,878
                                                        ------------   -------     -------      -------
      Net gain (loss) on investments ................     10,277,956   192,393     193,341      186,559
                                                        ------------   -------     -------      -------
   Reinvested capital gains .........................         77,039        --       6,557           --
                                                        ------------   -------     -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $ 10,624,860   190,263     196,877      190,300
                                                        ============   =======     =======      =======

                                                         CVSSEP   ComGVITVal   DryMidCapIx   DryMidCapStk
                                                        -------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends .............................         4      1,029         4,856              --
   Mortality and expense risk charges (note 3).......      (104)      (148)       (3,391)             --
                                                        -------    -------      --------      ----------
      Net investment income (loss) ..................      (100)       881         1,465              --
                                                        -------    -------      --------      ----------

   Proceeds from mutual fund shares sold ............    17,555     43,804       127,171       1,223,993
   Cost of mutual fund shares sold ..................   (16,113)   (42,192)     (111,528)     (1,249,077)
                                                        -------    -------      --------      ----------
      Realized gain (loss) on investments ...........     1,442      1,612        15,643         (25,084)
   Change in unrealized gain (loss)
      on investments ................................     8,100     10,591       340,340              --
                                                        -------    -------      --------      ----------
      Net gain (loss) on investments ................     9,542     12,203       355,983         (25,084)
                                                        -------    -------      --------      ----------
   Reinvested capital gains .........................        --         --             8              --
                                                        -------    -------      --------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     9,442     13,084       357,456         (25,084)
                                                        =======    =======      ========      ==========

                                                        DrySmCapIxS   DryStkIx   DryIntVal   DryVIFQualBd
                                                        -----------   --------   ---------   ------------
Investment activity:
   Reinvested dividends .............................      $   1        20,564     5,066           1
   Mortality and expense risk charges (note 3) ......         --        (4,598)     (255)         --
                                                           -----      --------    ------         ---
      Net investment income (loss) ..................          1        15,966     4,811           1
                                                           -----      --------    ------         ---

   Proceeds from mutual fund shares sold ............        199       238,796     1,534          12
   Cost of mutual fund shares sold ..................       (188)     (214,194)   (1,461)        (11)
                                                           -----      --------    ------         ---
      Realized gain (loss) on investments ...........         11        24,602        73           1
   Change in unrealized gain (loss)
      on investments ................................         15       349,350    43,244          11
                                                           -----      --------    ------         ---
      Net gain (loss) on investments ................         26       373,952    43,317          12
                                                           -----      --------    ------         ---
   Reinvested capital gains .........................          2            --        --          --
                                                           -----      --------    ------         ---
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      $  29       389,918    48,128          13
                                                           =====      ========    ======         ===

                                                        FidVIPEIS   FidVIPGrS    FidVIPOvS   FidVIPConS
                                                        ---------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends .............................      92,420        138        37,698      14,223
   Mortality and expense risk charges (note 3) ......     (22,033)    (1,735)      (16,982)    (16,049)
                                                        ---------   --------    ----------   ---------
      Net investment income (loss) ..................      70,387     (1,597)       20,716      (1,826)
                                                        ---------   --------    ----------   ---------

   Proceeds from mutual fund shares sold ............     711,311    171,714       840,798     317,554
   Cost of mutual fund shares sold ..................    (839,358)  (179,265)   (1,405,091)   (433,736)
                                                        ---------   --------    ----------   ---------
      Realized gain (loss) on investments ...........    (128,047)    (7,551)     (564,293)   (116,182)
   Change in unrealized gain (loss)
      on investments ................................   1,603,920    154,949     2,282,563   1,144,200
                                                        ---------   --------    ----------   ---------
      Net gain (loss) on investments ................   1,475,873    147,398     1,718,270   1,028,018
                                                        ---------   --------    ----------   ---------
   Reinvested capital gains .........................          --         --            --          --
                                                        ---------   --------    ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   1,546,260    145,801     1,738,986   1,026,192
                                                        =========   ========    ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        FidVIPI500   FidVIPInvGrB   FidVIPBalS   FTVIPFS2
                                                        ----------   ------------   ----------   --------
Investment activity:
   Reinvested dividends .............................    $  45,513       14,435        40,271       3,029
   Mortality and expense risk charges (note 3) ......      (11,975)      (2,191)       (6,485)       (697)
                                                         ---------     --------      --------    --------
      Net investment income (loss) ..................       33,538       12,244        33,786       2,332
                                                         ---------     --------      --------    --------

   Proceeds from mutual fund shares sold ............      268,784      950,874       101,330     253,149
   Cost of mutual fund shares sold ..................     (364,977)    (906,160)     (116,662)   (210,306)
                                                         ---------     --------      --------    --------
      Realized gain (loss) on investments ...........      (96,193)      44,714       (15,332)     42,843
   Change in unrealized gain (loss)
      on investments ................................      807,101      (41,899)      243,262      38,735
                                                         ---------     --------      --------    --------
      Net gain (loss) on investments ................      710,908        2,815       227,930      81,578
                                                         ---------     --------      --------    --------
   Reinvested capital gains .........................           --        5,274            --          --
                                                         ---------     --------      --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $ 744,446       20,333       261,716      83,910
                                                         =========     ========      ========    ========

                                                        GVITGvtBd   GVITGrowth    GVITMyMkt   GVITSmComp
                                                        ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .............................      7,613          26          3,201         --
   Mortality and expense risk charges (note 3) ......       (754)       (311)        (2,405)      (175)
                                                        --------     -------     ----------    -------
      Net investment income (loss) ..................      6,859        (285)           796       (175)
                                                        --------     -------     ----------    -------

   Proceeds from mutual fund shares sold ............    119,519      45,161      3,256,263     37,009
   Cost of mutual fund shares sold ..................   (112,834)    (55,713)    (3,256,263)   (29,902)
                                                        --------     -------     ----------    -------
      Realized gain (loss) on investments ...........      6,685     (10,552)            --      7,107
   Change in unrealized gain (loss)
      on investments ................................     (6,245)     45,349             --     22,286
                                                        --------     -------     ----------    -------
      Net gain (loss) on investments ................        440      34,797             --     29,393
                                                        --------     -------     ----------    -------
   Reinvested capital gains .........................        364          --             --         --
                                                        --------     -------     ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      7,663      34,512            796     29,218
                                                        ========     =======     ==========    =======

                                                        GVITTotRt   GVITWLead   GSVITMidCap   INVDynF
                                                        ---------   ---------   -----------   -------
Investment activity:
   Reinvested dividends .............................    $    736          --         32           --
   Mortality and expense risk charges (note 3) ......        (384)       (236)        (2)         (63)
                                                         --------    --------     ------      -------
      Net investment income (loss) ..................         352        (236)        30          (63)
                                                         --------    --------     ------      -------

   Proceeds from mutual fund shares sold ............      47,361     130,628      3,178       27,602
   Cost of mutual fund shares sold ..................     (54,098)   (105,431)    (3,066)     (24,737)
                                                         --------    --------     ------      -------
      Realized gain (loss) on investments ...........      (6,737)     25,197        112        2,865
   Change in unrealized gain (loss)
      on investments ................................      41,335       4,401         66        4,369
                                                         --------    --------     ------      -------
      Net gain (loss) on investments ................      34,598      29,598        178        7,234
                                                         --------    --------     ------      -------
   Reinvested capital gains .........................          --          --         42           --
                                                         --------    --------     ------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $ 34,950      29,362        250        7,171
                                                         ========    ========     ======      =======

                                                        INVEqIncF     INVGrF    INVHealthF   INVHiYldF
                                                        ---------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends .............................     38,939           --         --           --
   Mortality and expense risk charges (note 3) ......    (11,025)     (10,758)      (182)         (30)
                                                        --------    ---------    -------      -------
      Net investment income (loss) ..................     27,914      (10,758)      (182)         (30)
                                                        --------    ---------    -------      -------

   Proceeds from mutual fund shares sold ............    209,955      205,600     19,561       38,217
   Cost of mutual fund shares sold ..................   (278,989)    (591,759)   (23,597)     (36,250)
                                                        --------    ---------    -------      -------
      Realized gain (loss) on investments ...........    (69,034)    (386,159)    (4,036)       1,967
   Change in unrealized gain (loss)
      on investments ................................    668,839    1,149,136     21,590            1
                                                        --------    ---------    -------      -------
      Net gain (loss) on investments ................    599,805      762,977     17,554        1,968
                                                        --------    ---------    -------      -------
   Reinvested capital gains .........................         --           --         --           --
                                                        --------    ---------    -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    627,719      752,219     17,372        1,938
                                                        ========    =========    =======      =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                      INVREO   INVSmCoGrF   INVTechF   INVTotRetF
                                                     -------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $   510          --          --      34,334
   Mortality and expense risk charges (note 3) ...       (20)    (13,274)       (392)     (4,392)
                                                     -------   ---------    --------    --------
      Net investment income (loss) ...............       490     (13,274)       (392)     29,942
                                                     -------   ---------    --------    --------

   Proceeds from mutual fund shares sold .........     2,085     351,268      90,156     188,692
   Cost of mutual fund shares sold ...............    (1,972)   (543,723)   (144,706)   (205,174)
                                                     -------   ---------    --------    --------
      Realized gain (loss) on investments ........       113    (192,455)    (54,550)    (16,482)
   Change in unrealized gain (loss)
      on investments .............................     2,305   1,259,100     105,627     176,675
                                                     -------   ---------    --------    --------
      Net gain (loss) on investments .............     2,418   1,066,645      51,077     160,193
                                                     -------   ---------    --------    --------
   Reinvested capital gains ......................        --          --          --          --
                                                     -------   ---------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,908   1,053,371      50,685     190,135
                                                     =======   =========    ========    ========

                                                     INVUtilF   MFSVITInvGrwI   MFSVITInGr   MFSVITValIn
                                                     --------   -------------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................       480            --             --           --
   Mortality and expense risk charges (note 3) ...      (127)       (1,232)          (708)        (444)
                                                     -------       -------       --------     --------
      Net investment income (loss) ...............       353        (1,232)          (708)        (444)
                                                     -------       -------       --------     --------

   Proceeds from mutual fund shares sold .........    42,368        84,686        700,453      128,269
   Cost of mutual fund shares sold ...............   (46,294)      (81,961)      (617,552)    (121,424)
                                                     -------       -------       --------     --------
      Realized gain (loss) on investments ........    (3,926)        2,725         82,901        6,845
   Change in unrealized gain (loss)
      on investments .............................    13,481        41,484             --       25,154
                                                     -------       -------       --------     --------
      Net gain (loss) on investments .............     9,555        44,209         82,901       31,999
                                                     -------       -------       --------     --------
   Reinvested capital gains ......................        --            --             --           --
                                                     -------       -------       --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     9,908        42,977         82,193       31,555
                                                     =======       =======       ========     ========

                                                      MFVITVS    ONEBal    ONEBP   ONEEqInd
                                                     ---------   ------   ------   --------
Investment activity:
   Reinvested dividends ..........................   $     467      --        --       --
   Mortality and expense risk charges (note 3) ...        (287)     (2)       (3)      --
                                                     ---------    ----    ------     ----
      Net investment income (loss) ...............         180      (2)       (3)      --
                                                     ---------    ----    ------     ----

   Proceeds from mutual fund shares sold .........     331,024     394     1,365      324
   Cost of mutual fund shares sold ...............    (299,894)   (385)   (1,345)    (320)
                                                     ---------    ----    ------     ----
      Realized gain (loss) on investments ........      31,130       9        20        4
   Change in unrealized gain (loss)
      on investments .............................          --      78        28       36
                                                     ---------    ----    ------     ----
      Net gain (loss) on investments .............      31,130      87        48       40
                                                     ---------    ----    ------     ----
   Reinvested capital gains ......................          --      --        --       --
                                                     ---------    ----    ------     ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  31,310      85        45       40
                                                     =========    ====    ======     ====

                                                     ONEMidCap   OppGlSec   PIMRealRet    PIMTotRet
                                                     ---------   --------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................       --          367       11,120        36,780
   Mortality and expense risk charges (note 3) ...       (2)        (850)      (1,717)       (5,319)
                                                       ----      -------     --------    ----------
      Net investment income (loss) ...............       (2)        (483)       9,403        31,461
                                                       ----      -------     --------    ----------

   Proceeds from mutual fund shares sold .........      667      107,967      754,004     1,705,071
   Cost of mutual fund shares sold ...............     (643)     (80,962)    (766,335)   (1,703,114)
                                                       ----      -------     --------    ----------
      Realized gain (loss) on investments ........       24       27,005      (12,331)        1,957
   Change in unrealized gain (loss)
      on investments .............................       65       85,094        1,855           (76)
                                                       ----      -------     --------    ----------
      Net gain (loss) on investments .............       89      112,099      (10,476)        1,881
                                                       ----      -------     --------    ----------
   Reinvested capital gains ......................       --           --       11,673        10,309
                                                       ----      -------     --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations................... ........       87      111,616       10,600        43,651
                                                       ====      =======     ========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     PUTVTIntGr  PUTVTIntlEqIB  RoySmCp   SalBrInv   SGVITMdCpGr  TRPEI2   WRSmCap
                                                     ----------  -------------  -------   --------   -----------  ------  --------
Investment activity:
   Reinvested dividends ..........................    $    --          2,911         --      1,062          --       18         --
   Mortality and expense risk charges (note 3) ...         --         (1,926)    (1,640)      (230)       (107)      (3)      (926)
                                                      -------      ---------    -------   --------     -------     ----   --------
      Net investment income (loss) ...............         --            985     (1,640)       832        (107)      15       (926)
                                                      -------      ---------    -------   --------     -------     ----   --------

   Proceeds from mutual fund shares sold .........      8,860      1,068,274     50,651    145,283      92,754      774    147,659
   Cost of mutual fund shares sold ...............     (8,839)      (909,307)   (45,284)  (181,942)    (90,424)    (755)  (129,598)
                                                      -------      ---------    -------   --------     -------     ----   --------
      Realized gain (loss) on investments ........         21        158,967      5,367    (36,659)      2,330       19     18,061
   Change in unrealized gain (loss)
      on investments .............................         --             --    158,384     51,069      12,667      201     70,058
                                                      -------      ---------    -------   --------     -------     ----   --------
      Net gain (loss) on investments .............         21        158,967    163,751     14,410      14,997      220     88,119
                                                      -------      ---------    -------   --------     -------     ----   --------
   Reinvested capital gains ......................         --             --     42,810         --          --       --         --
                                                      -------      ---------    -------   --------     -------     ----   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $    21        159,952    204,921     15,242      14,890      235     87,193
                                                      =======      =========    =======   ========     =======     ====   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                          Total                  AIMBVF             AIMMCapCore         AllGroInc
                                                ------------------------   -----------------   -------------------   --------------
                                                    2003         2002        2003      2002       2003       2002      2003    2002
                                                -----------   ----------   -------   -------   ---------   -------   -------   ----
Investment activity:
   Net investment income (loss) .............   $   269,865      234,385    (2,130)      (21)     (3,021)      (28)    3,741     --
   Realized gain (loss) on investments ......    (1,215,817)  (1,913,025)    3,192        --       3,541        (1)   10,681     --
   Change in unrealized gain (loss)
      on investments ........................    11,493,773   (4,634,739)  189,201    (2,434)    189,800    (1,091)  175,878     --
   Reinvested capital gains .................        77,039      139,258        --        --       6,557        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    10,624,860   (6,174,121)  190,263    (2,455)    196,877    (1,120)  190,300     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............    15,737,524    6,093,920    73,137        --      97,515        --    (1,153)    --
   Transfers between funds ..................            --           --   329,084   390,866     339,714   521,155   779,072     --
   Death benefits (note 4) ..................      (327,828)          --        --        --          --        --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (1,507,471)  (1,189,356)  (28,316)       (4)    (35,510)       (4)  (11,415)    --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
         Net equity transactions ............    13,902,225    4,904,564   373,905   390,862     401,719   521,151   766,504     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---

Net change in contract owners' equity .......    24,527,085   (1,269,557)  564,168   388,407     598,596   520,031   956,804     --
Contract owners' equity beginning
   of period ................................    27,960,046   29,229,603   388,407        --     520,031        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
Contract owners' equity end of period .......   $52,487,131   27,960,046   952,575   388,407   1,118,627   520,031   956,804     --
                                                ===========   ==========   =======   =======   =========   =======   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     3,867,158    3,174,702    41,838        --      52,865        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
   Units purchased ..........................     4,107,909    1,235,469    73,452    41,838      81,351    52,865    96,195     --
   Units redeemed ...........................    (2,589,237)    (543,013)  (38,271)       --     (44,627)       --    (1,302)    --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
   Ending units .............................     5,385,830    3,867,158    77,019    41,838      89,589    52,865    94,893     --
                                                ===========   ==========   =======   =======   =========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    CVSSEP         ComGVITVal        DryMidCapIx      DryMidCapStk
                                                --------------   --------------   ----------------   --------------
                                                  2003    2002     2003    2002      2003     2002     2003    2002
                                                -------   ----   -------   ----   ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $  (100)    --       881     --       1,465     --        --     --
   Realized gain (loss) on investments ......     1,442     --     1,612     --      15,643     --   (25,084)    --
   Change in unrealized gain (loss)
      on investments ........................     8,100     --    10,591     --     340,340     --        --     --
   Reinvested capital gains .................        --     --        --     --           8     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     9,442     --    13,084     --     357,456     --   (25,084)    --
                                                -------    ---   -------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        --     --    34,022     --     213,579     --        --     --
   Transfers between funds ..................    28,481     --    60,074     --     997,832     --        --     --
   Death benefits (note 4) ..................        --     --        --     --          --     --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (454)    --    (2,197)    --     (22,975)    --    25,084     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
         Net equity transactions ............    28,027     --    91,899     --   1,188,436     --    25,084     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity .......    37,469     --   104,983     --   1,545,892     --        --     --
Contract owners' equity beginning
   of period ................................        --     --        --     --          --     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period........   $37,469     --   104,983     --   1,545,892     --        --     --
                                                =======     ==   =======    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................        --     --        --     --          --     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ..........................     4,249     --    12,030     --     101,886     --        --     --
   Units redeemed ...........................    (1,254)    --      (275)    --      (1,775)    --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .............................     2,995     --    11,755     --     100,111     --        --     --
                                                =======    ===   =======    ===   =========    ===   =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DrySmCapIxS        DryStkIx           DryIntVal      DryVIFQualBd
                                                -----------   ------------------   --------------   --------------
                                                2003   2002      2003      2002      2003    2002   2003     2002
                                                ----   ----   ---------   ------   -------   ----   ----   -------
Investment activity:
   Net investment income (loss) .............   $  1     --      15,966      --      4,811     --      1       (18)
   Realized gain (loss) on investments ......     11     --      24,602      --         73     --      1       672
   Change in unrealized gain (loss)
      on investments ........................     15     --     349,350      --     43,244     --     11       194
   Reinvested capital gains .................      2     --          --      --         --     --     --        --
                                                ----    ---   ---------     ---    -------    ---    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     29     --     389,918      --     48,128     --     13       848
                                                ----    ---   ---------     ---    -------    ---    ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      1     --     236,524      --         11     --     --     1,574
   Transfers between funds ..................    416     --   1,418,613      --    587,653     --     --   (91,600)
   Death benefits (note 4) ..................     --     --          --      --         --     --     --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (5)    --     (28,550)     --       (934)    --    (13)     (296)
                                                ----    ---   ---------     ---    -------    ---    ---   -------
         Net equity transactions ............    412     --   1,626,587      --    586,730     --    (13)  (90,322)
                                                ----    ---   ---------     ---    -------    ---    ---   -------

Net change in contract owners' equity .......    441     --   2,016,505      --    634,858     --     --   (89,474)
Contract owners' equity beginning
   of period ................................     --     --          --      --         --     --     --    89,474
                                                ----    ---   ---------     ---    -------    ---    ---   -------
Contract owners' equity end of period .......   $441     --   2,016,505      --    634,858     --     --        --
                                                ====    ===   =========     ===    =======    ===    ===   =======

CHANGES IN UNITS:
   Beginning units ..........................     --     --          --      --         --     --     --     7,599
                                                ----    ---   ---------     ---    -------    ---    ---   -------
   Units purchased ..........................     42     --     221,135      --     51,577     --     --       133
   Units redeemed ...........................     --     --      (3,661)     --        (80)    --     --    (7,732)
                                                ----    ---   ---------     ---    -------    ---    ---   -------
   Ending units .............................     42     --     217,474      --     51,497     --     --        --
                                                ====    ===   =========     ===    =======    ===    ===   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      FidVIPEIS               FidVIPGrS
                                                -----------------------   -----------------
                                                   2003         2002        2003      2002
                                                ----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............   $   70,387       72,279    (1,597)     (165)
   Realized gain (loss) on investments ......     (128,047)     (72,916)   (7,551)     (516)
   Change in unrealized gain (loss)
      on investments ........................    1,603,920   (1,223,435)  154,949   (15,952)
   Reinvested capital gains .................           --      136,679        --        --
                                                ----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,546,260   (1,087,393)  145,801   (16,633)
                                                ----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      812,537           --    (1,521)       --
   Transfers between funds ..................      310,263     (132,967)  500,769    82,830
   Death benefits (note 4) ..................     (120,796)          --    (1,661)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (191,710)    (179,782)  (14,602)   (1,422)
                                                ----------   ----------   -------   -------
         Net equity transactions ............      810,294     (312,749)  482,985    81,408
                                                ----------   ----------   -------   -------

Net change in contract owners' equity .......    2,356,554   (1,400,142)  628,786    64,775
Contract owners' equity beginning
   of period ................................    4,955,898    6,356,040    64,775        --
                                                ----------   ----------   -------   -------
Contract owners' equity end of period .......   $7,312,452    4,955,898   693,561    64,775
                                                ==========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................      559,168      592,870     9,523        --
                                                ----------   ----------   -------   -------
   Units purchased ..........................      109,080           --    69,661     9,718
   Units redeemed ...........................      (32,123)     (33,702)   (2,085)     (195)
                                                ----------   ----------   -------   -------
   Ending units .............................      636,125      559,168    77,099     9,523
                                                ==========   ==========   =======   =======

                                                      FidVIPOvS               FidVIPConS
                                                ---------------------   ---------------------
                                                   2003        2002        2003        2002
                                                ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .............      20,716      12,973      (1,826)     12,030
   Realized gain (loss) on investments ......    (564,293)   (242,533)   (116,182)    (45,063)
   Change in unrealized gain (loss)
      on investments ........................   2,282,563    (583,475)  1,144,200    (350,561)
   Reinvested capital gains .................          --          --          --          --
                                                ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,738,986    (813,035)  1,026,192    (383,594)
                                                ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     758,676   1,172,617      77,535          --
   Transfers between funds ..................    (588,317)    855,643     317,540      89,950
   Death benefits (note 4) ..................          --          --     (85,592)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (203,760)   (169,142)   (138,236)   (119,430)
                                                ---------   ---------   ---------   ---------
         Net equity transactions ............     (33,401)  1,859,118     171,247     (29,480)
                                                ---------   ---------   ---------   ---------

Net change in contract owners' equity .......   1,705,585   1,046,083   1,197,439    (413,074)
Contract owners' equity beginning
   of period ................................   3,933,361   2,887,278   3,470,072   3,883,146
                                                ---------   ---------   ---------   ---------
Contract owners' equity end of period .......   5,638,946   3,933,361   4,667,511   3,470,072
                                                =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     574,848     334,783     384,953     388,621
                                                ---------   ---------   ---------   ---------
   Units purchased ..........................     386,524     261,535      42,525       8,759
   Units redeemed ...........................    (385,614)    (21,470)    (22,449)    (12,427)
                                                ---------   ---------   ---------   ---------
   Ending units .............................     575,758     574,848     405,029     384,953
                                                =========   =========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FidVIPI500           FidVIPInvGrB           FidVIPBalS         FTVIPFS2
                                               ---------------------  --------------------  --------------------  ------------
                                                  2003        2002       2003       2002       2003       2002     2003    2002
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------  ----
Investment activity:
   Net investment income (loss) .............  $   33,538     28,449     12,244     (2,255)    33,786     33,361    2,332    --
   Realized gain (loss) on investments ......     (96,193)   (66,433)    44,714      2,135    (15,332)  (136,545)  42,843    --
   Change in unrealized gain (loss)
      on investments ........................     807,101   (804,569)   (41,899)    51,250    243,262    (66,185)  38,735    --
   Reinvested capital gains .................          --         --      5,274         --         --         --       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     744,446   (842,553)    20,333     51,130    261,716   (169,369)  83,910    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      46,868         --  1,098,451  1,136,978       (302)        --       --    --
   Transfers between funds ..................     (30,207)   126,125   (775,902)  (321,870)   441,059    155,933  531,120    --
   Death benefits (note 4) ..................     (68,644)        --    (17,535)        --    (33,590)        --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (105,352)  (102,671)   (18,506)   (18,066)   (56,865)   (47,970)  (2,889)   --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
          Net equity transactions ...........    (157,335)    23,454    286,508    797,042    350,302    107,963  528,231    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---

Net change in contract owners' equity .......     587,111   (819,099)   306,841    848,172    612,018    (61,406) 612,141    --
Contract owners' equity beginning
   of period ................................   2,800,293  3,619,392    848,172         --  1,360,148  1,421,554       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
Contract owners' equity end of period .......  $3,387,404  2,800,293  1,155,013    848,172  1,972,166  1,360,148  612,141    --
                                               ==========  =========  =========  =========  =========  =========  =======   ===

CHANGES IN UNITS:
   Beginning units ..........................     457,424    457,849     75,241         --    154,828    147,063       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
   Units purchased ..........................       6,527     14,498     93,621    109,241     46,442     13,068   49,297    --
   Units redeemed ...........................     (31,313)   (14,923)   (70,948)   (34,000)    (9,489)    (5,303)    (231)   --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
   Ending units .............................     432,638    457,424     97,914     75,241    191,781    154,828   49,066    --
                                               ==========  =========  =========  =========  =========  =========  =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITGvtBd           GVITGrowth           GVITMyMkt           GVITMyMkt5
                                               -------------------  ----------------  ----------------------  ----------------
                                                  2003      2002      2003     2002      2003        2002        2003     2002
                                               ---------  --------  -------  -------  ----------  ----------  ----------  ----
Investment activity:
   Net investment income (loss) .............  $   6,859    26,459     (285)    (518)        796      16,335          --    --
   Realized gain (loss) on investments ......      6,685    38,136  (10,552) (20,401)         --          --          --    --
   Change in unrealized gain (loss)
      on investments ........................     (6,245)    7,403   45,349  (30,918)         --          --          --    --
   Reinvested capital gains .................        364     2,579       --       --          --          --          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      7,663    74,577   34,512  (51,837)        796      16,335          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     86,345   168,037   42,862   14,570   4,774,172     572,758   4,587,621    --
   Transfers between funds ..................     34,860  (321,727)  (4,835) 123,157  (3,499,656) (1,999,318) (4,582,121)   --
   Death benefits (note 4) ..................         --        --       --       --         (10)         --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (12,988)  (34,701)  (5,255)  (5,622)    (41,296)    (92,401)     (5,500)   --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
         Net equity transactions ............    108,217  (188,391)  32,772  132,105   1,233,210  (1,518,961)         --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---

Net change in contract owners' equity .......    115,880  (113,814)  67,284   80,268   1,234,006  (1,502,626)         --    --
Contract owners' equity beginning
   of period ................................    253,403   367,217   80,268       --         470   1,503,096          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
Contract owners' equity end of period .......  $ 369,283   253,403  147,552   80,268   1,234,476         470          --    --
                                               =========  ========  =======  =======  ==========  ==========  ==========   ===

CHANGES IN UNITS:
   Beginning units ..........................     19,615    31,421   20,775       --          41     132,087          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
   Units purchased ..........................     32,283    14,235   35,393   22,019     391,997      50,294     484,549    --
   Units redeemed ...........................    (23,971)  (26,041) (27,498)  (1,244)   (284,664)   (182,340)   (484,549)   --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
   Ending units .............................     27,927    19,615   28,670   20,775     107,374          41          --    --
                                               =========  ========  =======  =======  ==========  ==========  ==========   ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITSmComp           GVITTotRt           GVITWLead        GSVITMidCap
                                                ------------------   -----------------   -----------------   ------------
                                                  2003       2002      2003      2002      2003      2002     2003   2002
                                                --------   -------   -------   -------   --------   ------   -----   ----
Investment activity:
   Net investment income (loss) .............   $   (175)     (179)      352       698       (236)    (106)     30    --
   Realized gain (loss) on investments ......      7,107    (9,417)   (6,737)   (1,204)    25,197       60     112    --
   Change in unrealized gain (loss)
      on investments ........................     22,286    (1,681)   41,335   (27,219)     4,401      851      66    --
   Reinvested capital gains .................         --        --        --        --         --       --      42    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     29,218   (11,277)   34,950   (27,725)    29,362      805     250    --
                                                --------   -------   -------   -------   --------   ------   -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     28,209     5,194    48,972    13,046     31,676       --       2    --
   Transfers between funds ..................     54,766    16,650       744   149,859   (113,410)  97,574   4,020    --
   Death benefits (note 4) ..................         --        --        --        --         --       --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (2,881)   (1,929)   (6,423)   (6,131)    (4,230)  (1,288)    (12)   --
                                                --------   -------   -------   -------   --------   ------   -----   ---
         Net equity transactions ............     80,094    19,915    43,293   156,774    (85,964)  96,286   4,010    --
                                                --------   -------   -------   -------   --------   ------   -----   ---

Net change in contract owners' equity .......    109,312     8,638    78,243   129,049    (56,602)  97,091   4,260    --
Contract owners' equity beginning
   of period ................................      8,638        --   129,049        --     97,091       --      --    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
Contract owners' equity end of period .......   $117,950     8,638   207,292   129,049     40,489   97,091   4,260    --
                                                ========   =======   =======   =======   ========   ======   =====   ===

CHANGES IN UNITS:
   Beginning units ..........................        717        --    17,310        --     15,496       --      --    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
   Units purchased ..........................      9,287       858    24,548    18,056     17,985   15,694     248    --
   Units redeemed ...........................     (3,085)     (141)  (20,128)     (746)   (28,748)    (198)     (1)   --
                                                --------   -------   -------   -------   --------   ------   -----   ---
   Ending units .............................      6,919       717    21,730    17,310      4,733   15,496     247    --
                                                ========   =======   =======   =======   ========   ======   =====   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      INVDynF               INVEqIncF
                                                -------------------   ---------------------
                                                  2003       2002        2003        2002
                                                --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $    (63)       (61)     27,914      33,623
   Realized gain (loss) on investments ......      2,865    (75,763)    (69,034)   (177,766)
   Change in unrealized gain (loss)
      on investments ........................      4,369     67,957     668,839    (377,838)
   Reinvested capital gains .................         --         --          --          --
                                                --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      7,171     (7,867)    627,719    (521,981)
                                                --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     14,779      7,081     552,381     757,750
   Transfers between funds ..................     17,880   (301,423)    150,407    (296,009)
   Death benefits (note 4) ..................         --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................       (944)    (1,035)   (134,697)   (104,895)
                                                --------   --------   ---------   ---------
         Net equity transactions ............     31,715   (295,377)    568,091     356,846
                                                --------   --------   ---------   ---------

Net change in contract owners' equity .......     38,886   (303,244)  1,195,810    (165,135)
Contract owners' equity beginning
   of period ................................         --    303,244   2,488,293   2,653,428
                                                --------   --------   ---------   ---------
Contract owners' equity end of period .......   $ 38,886         --   3,684,103   2,488,293
                                                ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................         --     30,111     286,948     246,524
                                                --------   --------   ---------   ---------
   Units purchased ..........................      4,226        686     241,006      71,620
   Units redeemed ...........................       (110)   (30,797)   (181,435)    (31,196)
                                                --------   --------   ---------   ---------
   Ending units .............................      4,116         --     346,519     286,948
                                                ========   ========   =========   =========

                                                        INVGrF              INVHealthF
                                                ----------------------   ----------------
                                                   2003        2002        2003     2002
                                                ---------   ----------   -------   ------
Investment activity:
   Net investment income (loss) .............     (10,758)      (8,973)     (182)    (140)
   Realized gain (loss) on investments ......    (386,159)    (840,112)   (4,036)    (210)
   Change in unrealized gain (loss)
      on investments ........................   1,149,136     (325,373)   21,590   (7,602)
   Reinvested capital gains .................          --           --        --       --
                                                ---------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     752,219   (1,174,458)   17,372   (7,952)
                                                ---------   ----------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     438,819      912,150    26,081    2,783
   Transfers between funds ..................     (67,062)      (9,826)   19,484   54,552
   Death benefits (note 4) ..................          --           --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (127,878)    (101,221)   (3,008)  (1,572)
                                                ---------   ----------   -------   ------
         Net equity transactions ............     243,879      801,103    42,557   55,763
                                                ---------   ----------   -------   ------

Net change in contract owners' equity .......     996,098     (373,355)   59,929   47,811
Contract owners' equity beginning
   of period ................................   2,315,632    2,688,987    47,811       --
                                                ---------   ----------   -------   ------
Contract owners' equity end of period .......   3,311,730    2,315,632   107,740   47,811
                                                =========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................     703,188      496,604     5,342       --
                                                ---------   ----------   -------   ------
   Units purchased ..........................     482,381      231,282     9,646    5,500
   Units redeemed ...........................    (410,740)     (24,698)   (5,600)    (158)
                                                ---------   ----------   -------   ------
   Ending units .............................     774,829      703,188     9,388    5,342
                                                =========   ==========   =======   ======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     INVHiYldF           INVREO            INVSmCoGrF             INVTechF
                                                ------------------   -------------   ---------------------   -----------------
                                                  2003      2002      2003    2002     2003         2002       2003      2002
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .............   $   (30)    (3,011)     490     --     (13,274)    (10,116)     (392)     (489)
   Realized gain (loss) on investments ......     1,967   (170,852)     113     --    (192,455)    (61,493)  (54,550)   (2,920)
   Change in unrealized gain (loss)
      on investments ........................         1    164,285    2,305     --   1,259,100    (907,269)  105,627   (63,482)
   Reinvested capital gains .................        --         --       --     --          --          --        --        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,938     (9,578)   2,908     --   1,053,371    (978,878)   50,685   (66,891)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     4,758    238,105    2,851     --     565,023     859,657    48,910    12,626
   Transfers between funds ..................    (6,107)  (748,514)  28,811     --    (160,018)    849,675   (76,475)  211,076
   Death benefits (note 4) ..................        --         --       --     --          --          --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (589)   (34,343)    (264)    --    (158,980)   (113,672)   (6,647)   (5,332)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
         Net equity transactions ............    (1,938)  (544,752)  31,398     --     246,025   1,595,660   (34,212)  218,370
                                                -------   --------   ------   ----   ---------   ---------   -------   -------

Net change in contract owners' equity .......        --   (554,330)  34,306     --   1,299,396     616,782    16,473   151,479
Contract owners' equity beginning
   of period ................................        --    554,330       --     --   2,890,558   2,273,776   151,479        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
Contract owners' equity end of period .......   $    --         --   34,306     --   4,189,954   2,890,558   167,952   151,479
                                                =======   ========   ======   ====   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................        --     68,560       --     --     318,301     171,788    27,179        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
   Units purchased ..........................       525     30,179    1,876     --     222,173     157,309    27,050    27,969
   Units redeemed ...........................      (525)   (98,739)     (15)    --    (194,512)    (10,796)  (33,560)     (790)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
   Ending units .............................        --         --    1,861     --     345,962     318,301    20,669    27,179
                                                =======   ========   ======   ====   =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     INVTotRetF            INVUtilF        MFSVITInvGrwI     MFSVITInGr
                                                --------------------   ----------------   --------------   --------------
                                                    2003       2002      2003     2002      2003    2002     2003    2002
                                                ----------   -------   -------   ------   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $   29,942    22,802       353       72    (1,232)    --      (708)    --
   Realized gain (loss) on investments ......      (16,482)  (28,004)   (3,926)    (286)    2,725     --    82,901     --
   Change in unrealized gain (loss)
      on investments ........................      176,675   (79,337)   13,481   (7,174)   41,484     --        --     --
   Reinvested capital gains .................           --        --        --       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      190,135   (84,539)    9,908   (7,388)   42,977     --    82,193     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      233,468   197,303    14,933    3,825   215,643     --   (83,051)    --
   Transfers between funds ..................      165,275   203,024   (23,278)  50,320   521,493     --        --     --
   Death benefits (note 4) ..................           --        --        --       --        --     --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (54,993)  (36,242)   (2,251)  (1,794)  (14,103)    --       858     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
         Net equity transactions ............      343,750   364,085   (10,596)  52,351   723,033     --   (82,193)    --
                                                ----------   -------   -------   ------   -------   ----   -------   ----

Net change in contract owners' equity .......      533,885   279,546      (688)  44,963   766,010     --        --     --
Contract owners' equity beginning
   of period ................................      908,187   628,641    44,963       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
Contract owners' equity end of period .......   $1,442,072   908,187    44,275   44,963   766,010     --        --     --
                                                ==========   =======   =======   ======   =======   ====   =======   ====

CHANGES IN UNITS:
   Beginning units ..........................      111,191    68,822     6,844       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
   Units purchased ..........................      132,780    46,626    12,126    7,107    85,949     --        --     --
   Units redeemed ...........................      (93,037)   (4,257)  (13,253)    (263)   (1,632)    --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
   Ending units .............................      150,934   111,191     5,717    6,844    84,317     --        --     --
                                                ==========   =======   =======   ======   =======   ====   =======   ====

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSVITValIn        MFSVITVS         ONEBal          ONEBP
                                                ---------------   --------------   ------------   ------------
                                                  2003     2002     2003    2002    2003   2002    2003   2002
                                                --------   ----   -------   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss) .............   $   (444)    --       180     --      (2)    --      (3)    --
   Realized gain (loss) on investments ......      6,845     --    31,130     --       9     --      20     --
   Change in unrealized gain (loss)
      on investments ........................     25,154     --        --     --      78     --      28     --
   Reinvested capital gains .................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     31,555     --    31,310     --      85     --      45     --
                                                --------    ---   -------    ---   -----    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............    161,653     --   (32,330)    --       3     --      (3)    --
   Transfers between funds ..................     27,317     --        --     --   1,582     --   2,799     --
   Death benefits (note 4) ..................         --     --        --     --      --     --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (6,900)    --     1,020     --     (11)    --     (15)    --
                                                --------    ---   -------    ---   -----    ---   -----    ---
         Net equity transactions ............    182,070     --   (31,310)    --   1,574     --   2,781     --
                                                --------    ---   -------    ---   -----    ---   -----    ---

Net change in contract owners' equity .......    213,625     --        --     --   1,659     --   2,826     --
Contract owners' equity beginning
   of period ................................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
Contract owners' equity end of period .......   $213,625     --        --     --   1,659     --   2,826     --
                                                ========    ===   =======    ===   =====    ===   =====    ===

CHANGES IN UNITS:
   Beginning units ..........................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
   Units purchased ..........................     26,337     --        --     --     178     --     220     --
   Units redeemed ...........................     (5,570)    --        --     --      (1)    --      (2)    --
                                                --------    ---   -------    ---   -----    ---   -----    ---
   Ending units .............................     20,767     --        --     --     177     --     218     --
                                                ========    ===   =======    ===   =====    ===   =====    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ONEEqInd      ONEMidCap       OppGlSec         PIMRealRet
                                                -----------   ------------   --------------   ----------------
                                                2003   2002    2003   2002     2003    2002      2003     2002
                                                ----   ----   -----   ----   -------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .............   $ --     --      (2)    --      (483)    --       9,403     --
   Realized gain (loss) on investments ......      4     --      24     --    27,005     --     (12,331)    --
   Change in unrealized gain (loss)
      on investments ........................     36     --      65     --    85,094     --       1,855     --
   Reinvested capital gains .................     --     --      --     --        --     --      11,673     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     40     --      87     --   111,616     --      10,600     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     --     --       7     --    19,710     --      35,408     --
   Transfers between funds ..................    961     --   1,576     --   512,880     --   1,014,880     --
   Death benefits (note 4) ..................     --     --      --     --        --     --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (5)    --     (10)    --    (6,576)    --      (5,276)    --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
         Net equity transactions ............    956     --   1,573     --   526,014     --   1,045,012     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---

Net change in contract owners' equity .......    996     --   1,660     --   637,630     --   1,055,612     --
Contract owners' equity beginning
   of period ................................     --     --      --     --        --     --          --     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
Contract owners' equity end of period .......   $996     --   1,660     --   637,630     --   1,055,612     --
                                                ====    ===   =====    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ..........................     --     --      --     --        --     --          --     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
   Units purchased ..........................    132     --     223     --    59,529     --     101,009     --
   Units redeemed ...........................     --     --      (2)    --      (755)    --     (16,997)    --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
   Ending units .............................    132     --     221     --    58,774     --      84,012     --
                                                ====    ===   =====    ===   =======    ===   =========    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   PIMTotRet      PUTVTIntGr     PUTVTIntlEqIB       RoySmCp
                                                ---------------   -----------   ---------------   --------------
                                                  2003     2002   2003   2002     2003     2002     2003    2002
                                                --------   ----   ----   ----   --------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $ 31,461    --     --     --         985    --     (1,640)   --
   Realized gain (loss) on investments ......      1,957    --     21     --     158,967    --      5,367    --
   Change in unrealized gain (loss)
      on investments ........................        (76)   --     --     --          --    --    158,384    --
   Reinvested capital gains .................     10,309    --     --     --          --    --     42,810    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     43,651    --     21     --     159,952    --    204,921    --
                                                --------   ---    ---    ---    --------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     55,471    --     --     --     124,840    --    136,825    --
   Transfers between funds ..................    528,190    --     --     --    (271,648)   --    450,868    --
   Death benefits (note 4) ..................         --    --     --     --          --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (32,637)   --    (21)    --     (13,144)   --    (11,669)   --
                                                --------   ---    ---    ---    --------   ---    -------   ---
         Net equity transactions ............    551,024    --    (21)    --    (159,952)   --    576,024    --
                                                --------   ---    ---    ---    --------   ---    -------   ---

Net change in contract owners' equity .......    594,675    --     --     --          --    --    780,945    --
Contract owners' equity beginning
   of period ................................         --    --     --     --          --    --         --    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
Contract owners' equity end of period .......   $594,675    --     --     --          --    --    780,945    --
                                                ========   ===    ===    ===    ========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ..........................         --    --     --     --          --    --         --    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
   Units purchased ..........................     81,304    --     --     --      45,465    --     73,673    --
   Units redeemed ...........................    (28,594)   --     --     --     (45,465)   --     (1,332)   --
                                                --------   ---    ---    ---    --------   ---    -------   ---
   Ending units .............................     52,710    --     --     --          --    --     72,341    --
                                                ========   ===    ===    ===    ========   ===    =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      SalBrInv           SGVITMdCpGr         TRPEI2          WRSmCap
                                                -------------------   -----------------   ------------   --------------
                                                   2003       2002      2003      2002     2003   2002     2003    2002
                                                ---------   -------   -------   -------   -----   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $     832     1,517      (107)     (133)     15    --       (926)   --
   Realized gain (loss) on investments ......     (36,659)   (1,092)    2,330      (501)     19    --     18,061    --
   Change in unrealized gain (loss)
      on investments ........................      51,069   (38,683)   12,667   (12,401)    201    --     70,058    --
   Reinvested capital gains .................          --        --        --        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      15,242   (38,258)   14,890   (13,035)    235    --     87,193    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      20,156    14,772    12,753     3,094       8    --    122,689    --
   Transfers between funds ..................    (105,234)  191,312   (60,056)   53,553   2,430    --    181,413    --
   Death benefits (note 4) ..................          --        --        --        --      --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (3,935)   (6,920)   (1,873)   (1,471)    (24)   --     (7,109)   --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
         Net equity transactions ............     (89,013)  199,164   (49,176)   55,176   2,414    --    296,993    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---

Net change in contract owners' equity .......     (73,771)  160,906   (34,286)   42,141   2,649    --    384,186    --
Contract owners' equity beginning
   of period ................................     160,906        --    42,141        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
Contract owners' equity end of period .......   $  87,135   160,906     7,855    42,141   2,649    --    384,186    --
                                                =========   =======   =======   =======   =====   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ..........................      17,337        --     6,186        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
   Units purchased ..........................      10,870    18,008    10,914     6,372     212    --     36,452    --
   Units redeemed ...........................     (21,137)     (671)  (16,280)     (186)     (2)   --       (771)   --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
   Ending units .............................       7,070    17,337       820     6,186     210    --     35,681    --
                                                =========   =======   =======   =======   =====   ===    =======   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                            December 31,2003 and 2002

(1) Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase.See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.(AIM VIF);
                 *AIM VIF - Basic Value Fund - Series 1 (AIMBVF)
                  AIM VIF - Capital Development Fund - Series 1 (AIMCDF)
                 *AIM VIF - Mid Cap Core Equity Fund - Series 1 (AIMMCapCore)

               Portfolios of Alliance Variable Products Series Funds, Inc.;
                 *Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
                  Alliance VPS Growth & Income Portfolio - Class B (AllGroIncB)

               Portfolios of the American Century Variable Portfolios,Inc.
                  (American Century VP);
                  American Century VP Balanced Fund - Class I (ACVPBal)
                  American Century VP Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP Growth Fund - Class I (ACVP)
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)
                  American Century VP Vista Fund - Class I (ACVPVis)

               Portfolios of Bank One One Group Investment Trust;
                 *One Group(R) IT - Balanced Portfolio (ONEBal)
                 *One Group(R) IT - Bond Portfolio (ONEBP)
                  One Group(R) IT - Diversified Equity Portfolio (ONEDIVE) One Group(R) IT - Diversified Mid Cap Portfolio (ONEDivMid)
                 *One Group(R) IT - Equity Index Portfolio (ONEEqInd)
                  One Group(R) IT - Government Bond Portfolio (ONEGovBd)
                  One Group(R) IT - Large Cap Growth Portfolio (ONELgCap)
                 *One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
                  One Group(R) IT - Mid Cap Value Portfolio (ONEMidCapV)

               Portfolio of Baron Capital Asset Trust Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Portfolio of Berger Funds;
                  Berger IPT - Mid Cap Value Fund (BergMCV)

               Portfolio of the Calvert Series (CVS) Inc;
                 *Calvert Social Equity Portfolio (CVSSEP)

              *Comstock GVIT Value Fund - Class I (ComGVITVal)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                 *Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                     (DryMidCapStk)
                 *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

              *Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
                     (DryDisSt)
                 *Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryIntVal)
                  Dreyfus VIF - Limited Term High Income Portfolio - Initial
                     Shares (DryLimHiTerm)
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)
                  Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
                     (DrySmCo)

               Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

               Federated Insurance Series
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                 *Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                     (FidVIPEIS)
                 *Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                     (FidVIPHIS)
                 *Fidelity(R) VIP - Overseas Portfolio: Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVal)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio: Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                     Class (FidVIPAMGroS)
                 *Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                     (FidVIPConS)
                 *Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                     (FidVIPI500)
                 *Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPInvGrB)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                     Class (FidVIPAggGrs)
                 *Fidelity(R) VIP III - Balanced Portfolio: Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio:
                     Service Class (FidVIPDyns)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Service Class
                     (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                     Class (FidVIPGrOPS)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust (Franklin
                  Templeton VIT);
                 *Franklin Templeton VIT - Templeton Foreign Securities Fund -
                     Class 2 (FTVIPFS2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                 *Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) *Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT Investor Destinations Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT Investor Destinations Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) Gartmore GVIT Investor Destinations Moderately Aggressive
                     Fund (GVITIDModAgg)
                  Gartmore GVIT Investor Destinations Moderately Conservative
                     Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                 *Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

                  Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                 *Gartmore GVIT Small Company Fund - Class I (GVITSmComp) *Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
                 *Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

               Portfolios of Goldman Sachs Asset Management Funds;
                  Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  Goldman Sachs VIT Aggressive Growth Strategy Portfolio
                     (GSVITAGS)
                  Goldman Sachs VIT Balanced Strategy Portfolio (GSVITBal) Goldman Sachs VIT Capital Growth Fund (GSVITCGF)
                  Goldman Sachs VIT Conservative Strategy Portfolio (GSVITCS) Goldman Sachs VIT CORE Large Cap Growth Fund (GSVITLCG) Goldman Sachs VIT CORE Small Cap Equity Fund (GSVITSCE) Goldman Sachs VIT CORE U.S.Equity Fund (GSVITUSEq)
                  Goldman Sachs VIT Global Income Fund (GSVITGLI)
                  Goldman Sachs VIT Growth and Income Fund (GSVITGrIn) Goldman Sachs VIT Growth and Income Strategy Portfolio
                     (GSVITGrIS)
                  Goldman Sachs VIT Growth Strategy Portfolio (GSVITGroStr) Goldman Sachs VIT International Equity Fund (GSVITIntEq)
                 *Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               Portfolios of the Huntington Trust Company;
                  Huntington VA Dividend Capture - Trust Shares (HuntDC) Huntington VA Growth Fund - Trust Shares (HuntGro) Huntington VA Income Equity - Trust Shares (HuntIncEq) Huntington VA Mid Corp America - Trust Shares (HuntMidCor) Huntington VA New Economy - Trust Shares (HuntNewEc)

               Portfolios of Invesco Funds Group, Inc.;
                 *Invesco VIF Dynamics Fund (INVDynF)
                 *Invesco VIF Equity Income Fund (INVEqIncF)
                 *Invesco VIF Growth Fund (INVGrF)
                 *Invesco VIF Health Sciences Fund (INVHealthF)
                 Invesco VIF High Yield Fund (INVHiYldF)
                 *Invesco VIF Real Estate Opportunity Fund (INVREO) *Invesco VIF Small Company Growth Fund (INVSmCoGrF) *Invesco VIF Technology Fund (INVTechF)
                 *Invesco VIF Total Return Fund (INVTotRetF)
                 *Invesco VIF Utilities Fund (INVUtilF)

               J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

               Portfolios of the Janus Aspen Series;
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Institutional
                     Shares (JanIntGro)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

               Portfolios of Massachusetts Financial Services;
                 *MFS Variable Insurance Trust - Investors Growth Stock Series
                     - Initial Class (MFSVITInvGrwI)
                  MFS Variable Insurance Trust - Investors Growth Stock Series
                     - Service Class (MFSVITInGr)
                  MFS Variable Insurance Trust - Mid Cap Growth Series - Service
                     Class (MFSVITMCG)
                  MFS Variable Insurance Trust - Utilities Series - Service
                     Class (MFSVITUS)
                 *MFS Variable Insurance Trust - Value Series - Initial Class
                     (MFSVITValIn)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Neuberger Berman Advisors Management Trust;
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                 *Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA -
                     Initial Class (OppMSGrInc)

               Portfolio of Pimco Funds;
                  Pimco VIT High Yield Portfolio - Administrative Shares
                     (PIMHiYld)
                  Pimco VIT Low Duration - Administrative Shares (PIMLowDur)
                 *Pimco VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                 *Pimco VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Portfolio of Putnam Investments;
                  Putnam VT International Growth Fund - IA Shares (PUTVTIntGr) Putnam VT International Equity Fund - IB Shares
                     (PUTVTIntlEqIB)

               Portfolios of Royce Capital Funds;
                  Royce Capital Fund - Micro Cap (RoyMicro)
                 *Royce Capital Fund - Small Cap (RoySmCp)

               Portfolios of Salomon Smith Barney Funds;

                  Salomon Brothers Variable Series Funds, Inc. - Capital Fund
                     (SalCap)
                  Salomon Brothers Variable Series Funds, Inc. - Emerging Growth
                     Fund (SalEmGr)
                  Salomon Brothers Variable Series Funds, Inc. - High Yield Bond
                     Fund (SalHiYldBd)
                 *Salomon Brothers Variable Series Funds, Inc. - Investors Fund
                     (SalBrInv)
                  Salomon Brothers Variable Series Funds, Inc. - Strategic Bond
                     Fund (SalStrBd)
                  Salomon Brothers Variable Series Funds, Inc. - Total Return
                     Fund (SalTotRet)

               Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
                  Scudder VIT EAFE Equity Index Fund - Class A (SVITEEI) Scudder VIT Equity 500 Index Fund - Class A (SVITIF) Scudder VIT Small Cap Index Fund - Class A (SVITSCI)

              *Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of T. Rowe Price;
                 *T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                  T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

               Portfolio of Van Kampen Life Investment Trust;
                  Van Kampen LIT - Asset Allocation Fund (VKAAlloc) Van Kampen LIT - Emerging Growth Portfolio (VKEmGr) Van Kampen LIT - Enterprise Fund (VKEnt)

               Funds of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Active International Allocation Portfolio
                     (VKAIAll)
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                     (VKoreFI)
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Emerging Markets Equity Portfolio (VKEmEq) Van Kampen UIF - Equity Growth Portfolio (VKEqGro)
                  Van Kampen UIF - Global Value Equity Portfolio (VKGlobEq)

                  Van Kampen UIF - High Yield Portfolio (VKHiYld)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag) Van Kampen UIF - Technology Portfolio - Class I (VKTech) Van Kampen UIF - U.S. Mid Cap Core Portfolio (VKMidCapV) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst) Van Kampen UIF - Value Portfolio (VKVal)

               Portfolios of Waddell & Reed, Inc. (W&R);
                 *W & R Target Funds, Inc.- Small Cap Portfolio (WRSmCap)

          At December 31, 2003, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

(2) Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     On August 8, 2000, the asset charge in the first four policy years was converted from an annual rate of 0.60% to 0.40% for all contracts.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with interest at an annual rate of 3.0%. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding as of December 31, 2003 and 2002.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, there were no transfers between the Account and the fixed account of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended December 31, 2003 and the period May 19, 1999 (commencement of operations) through December 31, 1999.

                            Contract                                           Investment
                             Expense                Unit         Contract        Income       Total
                             Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R)America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)

           AIM VIF Basic Value Fund - Series I
              2003 ......     0.25%     34,744   $12.382943     $  430,233        0.04%       33.29%

           AIM VIF Mid Cap Core Equity Fund - Series I
              2003 ......     0.25%     40,414    12.501247        505,225        0.00%       27.00%

           Comstock GVIT Value Fund - Class I
              2003 ......     0.25%     11,755     8.930936        104,983        1.80%       31.11%

           Dreyfus GVIT Mid Cap Index Fund - Class I
              2003 ......     0.25%        324    15.557368          5,041        0.58%       34.31%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ......     0.25%    269,951     9.832886      2,654,397        0.81%       42.85%

           Gartmore GVIT Government Bond Fund - Class I
              2003 ......     0.25%     27,927    13.223142        369,283        2.73%        1.75%

           Gartmore GVIT Growth Fund - Class I
              2003 ......     0.25%     28,670     5.146555        147,552        0.02%       32.41%

           Gartmore GVIT Small Company Fund - Class I
              2003 ......     0.25%      6,841    17.048620        116,630        0.00%       40.66%

           Gartmore GVIT Total Return Fund - Class I
              2003 ......     0.25%     21,730     9.539460        207,292        0.52%       27.19%

           Gartmore GVIT Worldwide Leaders Fund - Class I
              2003 ......     0.25%      4,733     8.554639         40,489        0.00%       35.72%

           Invesco VIF Dynamics Fund
              2003 ......     0.25%      4,116     9.447591         38,886        0.00%       37.48%

           Invesco VIF Equity Income Fund
              2003 ......     0.25%    187,983    10.668115      2,005,424        1.26%       22.29%

           Invesco VIF Growth Fund
              2003 ......     0.25%    348,515     4.291770      1,495,746        0.00%       29.55%

           Invesco VIF Health Sciences Fund
              2003 ......     0.25%      9,388    11.476339        107,740        0.00%       27.46%

           Invesco VIF Real Estate Opportunity Fund
              2003 ......     0.25%      1,861    18.434416         34,306        5.75%       38.47%

           Invesco VIF Small Company Growth Fund
              2003 ......     0.25%    160,568    12.159621      1,952,446        0.00%       33.10%

           Invesco VIF Technology Fund
              2003 ......     0.25%     20,669     8.125808        167,952        0.00%       44.93%

           Invesco VIF Total Return Fund
              2003 ......     0.25%     79,699     9.588040        764,157        2.74%       16.69%

           Invesco VIF Utilities Fund
              2003 ......     0.25%      5,717     7.744429         44,275        1.05%       17.18%

           Salomon Brothers Variable Series Funds, Inc.- Investors Fund
              2003 ......     0.25%      7,070    12.324552         87,135        1.32%       32.00%

           Strong GVIT Mid Cap Growth Fund - Class I
              2003 ......     0.25%        820     9.579740          7,855        0.00%       39.79%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

           AIM VIF Basic Value Fund - Series I
              2003 ......     0.40%     42,275    12.355819        522,342        0.04%       33.09%
              2002 ......     0.40%     41,838     9.283590        388,407        0.00%       -7.16% 7/15/02

                            Contract                                           Investment
                             Expense                Unit         Contract        Income        Total
                             Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                            --------   -------   ----------   --------------   ----------   ----------
           AIM VIF Mid Cap Core Equity Fund - Series I
              2003 ......     0.40%     49,175   $12.473849     $  613,402        0.00%        26.81%
              2002 ......     0.40%     52,865     9.836962        520,031        0.00%        -1.63% 7/15/02

           Alliance VPS Growth & Income Portfolio - Class A
              2003 ......     0.40%     94,893    10.082977        956,804        1.15%        31.97%

           Calvert Social Equity Portfolio
              2003 ......     0.40%      2,995    12.510533         37,469        0.02%        21.69%

           Dreyfus GVIT Mid Cap Index Fund - Class I
              2003 ......     0.40%     99,787    15.441403      1,540,851        0.58%        34.11%

           Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
              2003 ......     0.40%         42    10.504526            441        0.63%        37.23%

           Dreyfus Stock Index Fund
              2003 ......     0.40%    217,474     9.272395      2,016,505        1.82%        27.85%

           Dreyfus VIF - International Value Portfolio - Initial Shares
              2003 ......     0.40%     51,497    12.328061        634,858        6.21%        35.81%

           Dreyfus VIF - Quality Bond Portfolio - Initial Shares
              2001 ......     0.40%      7,599    11.774415         89,474        2.16%         6.26%
              2000 ......     0.40%    109,185    11.080494      1,209,824        7.29%        10.76%

           Federated GVIT High Income Bond Fund - Class I
              2000 ......     0.40%    102,317     9.362266        957,919       12.95%        -8.64%
              1999 ......     0.40%     52,850    10.227564        540,527        8.75%         2.28% 1/5/99

           Fidelity(R) VIP - Equity - Income Portfolio: Service Class
              2003 ......     0.40%    636,125    11.495307      7,312,452        1.68%        29.70%
              2002 ......     0.40%    559,168     8.862985      4,955,898        1.68%       -17.33%
              2001 ......     0.40%    592,870    10.720798      6,356,040        1.52%        -5.47%
              2000 ......     0.40%    525,731    11.341117      5,962,377        0.00%         7.87%

           Fidelity(R) VIP - Growth Portfolio: Service Class
              2003 ......     0.40%     77,099     8.995716        693,561        0.03%        32.25%
              2002 ......     0.40%      9,523     6.801978         64,775        0.00%       -30.48%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ......     0.40%    305,807     9.759585      2,984,549        0.81%        42.63%
              2002 ......     0.40%    574,848     6.842437      3,933,361        0.82%       -20.66%
              2001 ......     0.40%    334,783     8.624328      2,887,278        7.46%       -21.59%
              2000 ......     0.40%     66,499    10.998746        731,406        1.38%       -19.47%

           Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2003 ......     0.40%    405,029    11.523894      4,667,511        0.36%        27.84%
              2002 ......     0.40%    384,953     9.014275      3,470,072        0.73%        -9.79%
              2001 ......     0.40%    388,621     9.992116      3,883,146        0.40%       -12.71%
              2000 ......     0.40%    157,094    11.447448      1,798,325        0.00%        -7.09%

           Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
              2003 ......     0.40%    432,638     7.829650      3,387,404        1.53%        27.90%
              2002 ......     0.40%    457,424     6.121876      2,800,293        1.29%       -22.56%
              2001 ......     0.40%    457,849     7.905210      3,619,392        0.00%       -12.45%

           Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
              2003 ......     0.40%     97,914    11.796195      1,155,013        2.74%         4.64%
              2002 ......     0.40%     75,241    11.272735        848,172        0.00%         9.76%

           Fidelity(R) VIP III - Balanced Portfolio: Service Class
              2003 ......     0.40%    191,781    10.283429      1,972,166        2.48%        17.06%
              2002 ......     0.40%    154,828     8.784896      1,360,148        2.83%        -9.12%
              2001 ......     0.40%    147,063     9.666294      1,421,554        3.39%        -2.12%
              2000 ......     0.40%    137,868     9.875470      1,361,511        0.00%        -4.76%

           Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
              2003 ......     0.40%     49,066    12.475864        612,141        1.59%        31.68%

           Gartmore GVIT Government Bond Fund - Class I
              2002 ......     0.40%     19,615    12.918846        253,403        9.52%        10.54%
              2001 ......     0.40%     31,421    11.686979        367,217        9.72%         6.82%

           Gartmore GVIT Growth Fund - Class I
              2002 ......     0.40%     20,775     3.863679         80,268        0.00%       -29.01%
              2000 ......     0.40%    132,962     7.603332      1,010,954        0.22%       -26.82%
              1999 ......     0.40%     67,426    10.370136        699,217        0.71%         3.70% 1/5/99

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                            Contract                                            Investment
                             Expense                 Unit         Contract        Income      Total
                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   -----------   --------------   ----------   ---------
           Gartmore GVIT Money Market Fund - Class I
              2003 ......     0.40%    107,374   $ 11.496973    $  1,234,476       0.55%        0.22%
              2002 ......     0.40%         41     11.471376             470       3.26%        0.81%
              2001 .....      0.40%    132,087     11.379587       1,503,096       5.57%        3.19%
              2000 ......     0.40%      2,442     11.028155          26,931      23.75%        5.60%

           Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
              2000 ......     0.40%     69,215     10.358488         716,963       1.07%        7.18%
              1999 ......     0.40%     35,095      9.645322         338,503       0.79%       -3.55% 1/5/99

           Gartmore GVIT Small Company Fund - Class I
              2003 ......     0.40%         78     16.921572           1,320       0.00%       40.45%
              2002 ......     0.40%        717     12.048077           8,638       0.00%      -17.66%

           Gartmore GVIT Total Return Fund - Class I
              2002 ......     0.40%     17,310      7.455189         129,049       1.94%      -17.68%

           Gartmore GVIT Worldwide Leaders Fund - Class I
              2002 ......     0.40%     15,496      6.265578          97,091       0.00%      -25.69%

           Goldman Sachs VIT Mid Cap Value Fund
              2003 ......     0.40%        247     17.248288           4,260       4.06%       27.88%

           Invesco VIF Dynamics Fund
              2001 ......     0.40%     30,111     10.070858         303,244       0.00%      -31.41%
              2000 ......     0.40%     15,600     14.683635         229,065       0.00%      -3.93%

           Invesco VIF Equity Income Fund
              2003 ......     0.40%    158,536     10.588631       1,678,679       1.26%       22.11%
              2002 ......     0.40%    286,948      8.671582       2,488,293       1.67%      -19.43%
              2001 ......     0.40%    246,524     10.763365       2,653,428       1.48%       -9.34%
              2000 ......     0.40%    109,129     11.871617       1,295,538       0.12%        4.45%

           Invesco VIF Growth Fund
              2003 ......     0.40%    426,314      4.259733       1,815,984       0.00%       29.36%
              2002 ......     0.40%    703,188      3.293048       2,315,632       0.00%      -39.18%
              2001 ......     0.40%    496,604      5.414750       2,688,987       0.00%      -44.49%
              2000 ......     0.40%     81,077      9.755131         790,917       0.00%      -23.55%

           Invesco VIF Health Sciences Fund
              2002 ......     0.40%      5,342      8.949952          47,811       0.00%      -24.75%

           Invesco VIF High Yield Fund
              2001 ......     0.40%     68,560      8.085321         554,330      21.64%      -15.27%

           Invesco VIF Small Company Growth Fund
              2003 ......     0.40%    185,394     12.068934       2,237,508       0.00%       32.90%
              2002 ......     0.40%    318,301      9.081210       2,890,558       0.00%      -31.39%
              2001 ......     0.40%    171,788     13.235944       2,273,776       0.00%      -18.87%

           Invesco VIF Technology Fund
              2002 ......     0.40%     27,179      5.573377         151,479       0.00%      -47.06%

           Invesco VIF Total Return Fund
              2003 ......     0.40%     71,235      9.516603         677,915       2.74%       16.51%
              2002 ......     0.40%    111,191      8.167813         908,187       3.39%      -10.58%
              2001 ......     0.40%     68,822      9.134304         628,641       1.93%       -1.87%
              2000 ......     0.40%     80,808      9.308327         752,187       0.58%       -2.56%

           Invesco VIF Utilities Fund
              2002 ......     0.40%      6,844      6.569711          44,963       1.04%      -20.64%

           MFS VIT - MFS Investors Growth Stock Series - Initial Class
              2003 ......     0.40%     84,317      9.084887         766,010       0.00%       22.53%

           MFS VIT - MFS Value Series - Initial Class
              2003 ......     0.40%     20,767     10.286766         213,625       0.00%       24.46%

           One Group(R) IT - Balanced Portfolio
              2003 ......     0.40%        177      9.371697           1,659       0.00%       16.73%

           One Group(R) IT - Bond Portfolio
              2003 ......     0.40%        218     12.963219           2,826       0.00%        3.46%

           One Group(R) IT - Equity Index Portfolio
              2003 ......     0.40%        132      7.544510             996       0.00%       27.47%

                            Contract                                          Investment
                             Expense               Unit         Contract        Income       Total
                              Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ------   ----------   --------------   ----------   ---------
           One Group(R) IT - Mid Cap Growth Portfolio
              2003 ......     0.40%       221   $ 7.509677    $     1,660        0.00%        26.64%

           Oppenheimer Global Securities Fund/VA - Initial Class
              2003 ......     0.40%    58,774    10.848847        637,630        0.16%        42.45%

           PIMCO VIT Real Return Portfolio - Administrative Shares
              2003 ......     0.40%    84,012    12.565018      1,055,612        2.61%         8.42%

           PIMCO VIT Total Return Portfolio - Administrative Shares
              2003 ......     0.40%    52,710    11.282022        594,675        2.95%         4.62%

           Royce Capital Fund - Small Cap
              2003 ......     0.40%    72,341    10.795330        780,945        0.00%        40.54%

           Salomon Brothers Variable Series Funds, Inc. - Investors Fund
              2002 ......     0.40%    17,337     9.281074        160,906        2.66%       -23.36%

           Strong GVIT Mid Cap Growth Fund - Class I
              2002 ......     0.40%     6,186     6.812256         42,141        0.00%       -37.27%

           T. Rowe Price Equity Income Portfolio - II
              2003 ......     0.40%       210    12.612824          2,649        2.54%        24.67%

           W & R Target Funds Inc - Small Cap Portfolio
              2003 ......     0.40%    35,681    10.767230        384,186        0.00%        35.23%

        The BEST of AMERICA(R) America's FUTURE Life Series(SM)
           Reduced Fee Tier - (0.60%)
           Dreyfus VIF - Quality Bond Portfolio - Initial Shares
              1999 ......     0.60%    56,693     9.984562        566,055        5.76%        -0.15% 1/5/99

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              1999 ......     0.60%    36,657    13.631426        499,687        0.00%        36.31% 1/5/99

           Gartmore GVIT Money Market Fund - Class I
              1999 ......     0.60%       900    10.421897          9,380       64.54%         4.22% 1/5/99

           Invesco VIF Dynamics Fund
              1999 ......     0.60%     7,042    15.254583        107,423        0.05%        52.55% 1/5/99

           Invesco VIF Equity Income Fund
              1999 ......     0.60%    50,378    11.343231        571,449        2.35%        13.43% 1/5/99

           Invesco VIF Growth Fund
              1999 ......     0.60%    43,491    12.735013        553,858        0.00%        27.35% 1/5/99

           Invesco VIF Total Return Fund
              1999 ......     0.60%    38,648     9.534274        368,481        4.65%        -4.66% 1/5/99
                                                              -----------

        Contract Owners' Equity Total By Year

           2003 ..........................................   $52,487,131
                                                             ===========
           2002 ..........................................   $27,960,046
                                                             ===========
           2001 ..........................................   $29,229,603
                                                             ===========
           2000 ..........................................   $16,843,917
                                                             ===========
           1999 ..........................................   $ 4,254,580
                                                             ===========

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================


                          Independent Auditors' Report



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2003 and 2002, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.

/s/ KPMG LLP

Columbus, Ohio
March 11, 2004

                    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
           (a wholly owned subsidiary of Nationwide Life Insurance Company)
                                    Balance Sheet
                         (in thousands, except share amounts)


                                                                                          December 31,
                                                                                              2003                2002
===============================================================================================================================
Assets:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,508,435 in 2003; $3,851,559 in 2002)                $ 4,704,525         $ 4,046,115
      Equity securities (cost $6,462 in 2003; $5,819 in 2002)                                      6,424               5,819

   Mortgage loans on real estate, net                                                          1,125,962             928,164
   Real estate, net                                                                                  365                 818
   Policy loans                                                                                      571                 525
   Short-term investments, including amounts managed by a related party                          114,339             148,716
-------------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                          5,952,186           5,130,157
-------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                   -                 853
Accrued investment income                                                                         61,338              50,244
Deferred policy acquisition costs                                                                 71,346              48,762
Reinsurance receivable from a related party                                                      113,055             108,053
Other assets                                                                                     539,333             253,959

Assets held in separate accounts                                                               2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 $ 9,121,995         $ 7,570,079
=============================================================================================================================--

Liabilities and Shareholder's Equity:
Future policy benefits and claims                                                            $ 6,120,710         $ 4,995,060
Other liabilities                                                                                192,668             193,367
Liabilities related to separate accounts                                                       2,384,737           1,978,051
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              8,698,115           7,166,478
-------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Common stock, $40 par value. Authorized, issued and outstanding 66 shares                        2,640               2,640
  Additional paid-in capital                                                                     247,960             247,960
  Retained earnings                                                                              112,157              92,945
  Accumulated other comprehensive income                                                          61,123              60,056
-------------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                       423,880             403,601
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                   $ 9,121,995         $ 7,570,079
=============================================================================================================================--

               NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
      (a wholly owned subsidiary of Nationwide Life Insurance Company)
                            Statements of Income
                               (in thousands)

                                                                                               Years ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                                                2003             2002           2001
=========================================================================================================================

Revenues:
Policy charges                                                                   $ 45,928        $ 52,586       $ 51,286
Life insurance premiums                                                               783             580          1,380
Net investment income                                                              34,829          26,804         16,880
Net realized losses on investments, hedging instruments and                       (14,603)        (10,842)          (244)
   hedged items
Other income                                                                          597             711            816
Total revenues                                                                     67,534          69,839         70,118
-------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Interest credited to policyholder account values                               10,685           9,943          5,114
Other benefits and claims                                                           3,769           9,543          4,549
Amortization of deferred policy acquisition costs                                  14,069          31,726         11,257
Other operating expenses                                                           11,294          15,356         22,730
-------------------------------------------------------------------------------------------------------------------------
        Total benefits and expenses                                                39,817          66,568         43,650
-------------------------------------------------------------------------------------------------------------------------

      Income before federal income tax expense and cumulative effect of            27,717           3,271         26,468
      adoption of accounting principles
Federal income tax expense                                                          8,505             352          8,175
-------------------------------------------------------------------------------------------------------------------------
   Income before cumulative effect of adoption of accounting principles            19,212           2,919         18,293
Cumulative effect of adoption of accounting principles, net of tax                      -               -           (330)
-------------------------------------------------------------------------------------------------------------------------
   Net income                                                                    $ 19,212         $ 2,919       $ 17,963
=========================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)
                       Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Accumlated
                                                                     Additional                         other             Total
                                                     Common           paid-in        Retained        comprehensive     shareholder's
                                                      stock           Capital        earnings           income           equity
==================================================================================================================================

Balance as of January 1, 2001                           $ 2,640      $ 77,960       $ 72,063           $ 3,149          $ 155,812

Comprehensive income:
Net income                                                    -             -         17,963                 -             17,963
Net unrealized gains on securities available-for              -             -              -             8,015              8,015
  sale arising during the period, net of tax
Cumulative effect of adoption of accounting                   -             -              -               452                452
  principles, net of tax
Accumulated net losses on cash flow hedges,                   -             -              -               (78)               (78)
  net of tax
Total comprehensive income                                                                                                 26,352
Capital contributions                                         -        75,000              -                 -             75,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                           2,640       152,960         90,026            11,538            257,164
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -          2,919                 -              2,919
Net unrealized gains on securities available-                 -             -              -            48,077             48,077
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -               441                441
  net of tax
Total comprehensive income                                                                                                 51,437
Capital contributions                                         -        95,000              -                 -             95,000
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640       247,960         92,945            60,056            403,601
----------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -             -         19,212                 -             19,212
Net unrealized gains on securities available-                 -             -              -             3,942              3,942
  for-sale arising during the period, net of tax
Accumulated net gains on cash flow hedges,                    -             -              -            (2,875)            (2,875)
  net of tax
Total comprehensive income                                                                                                 20,279
----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                         $ 2,640     $ 247,960      $ 112,157          $ 61,123          $ 423,880
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
         (a wholly owned subsidiary of Nationwide Life Insurance Company)
                              Statements of Cash Flows
                                  (in thousands)

                                                                                        Years ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          2003            2002           2001
==================================================================================================================================
Cash flows from operating activities:
Net income                                                                                 $ 19,212        $ 2,919       $ 17,963
Adjustments to reconcile net income to net cash used in operating activities:
  Interest credited to policyholder account values                                           10,685          9,943          5,114
  Capitalization of deferred policy acquisition costs                                       (32,011)       (34,174)       (47,193)
  Amortization of deferred policy acquisition costs                                          14,069         31,726         11,257
  Amortization and depreciation                                                              21,813          8,445          1,125
  Realized losses on investments, hedging instruments and                                    14,603         10,842            244
    hedged items
  Cumulative effect of adoption of accounting principles                                          -              -            508
  Increase in accrued investment income                                                     (11,094)       (16,003)       (17,316)
  Increase in other assets                                                                 (287,975)       (28,393)       (58,114)
  Increase (decrease) in other liabilities                                                   23,488         (9,756)        23,384
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in operating activities                                                  (227,210)       (24,451)       (63,028)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities                                     655,420        424,693        288,962
Proceeds from sale of available-for-sale securities                                         131,195         84,129        110,574
Proceeds from repayments of mortgage loans on real estate                                   110,603         42,557         77,513
Cost of available-for-sale securities acquired                                           (1,474,356)    (1,920,270)    (1,680,536)
Cost of mortgage loans on real estate acquired                                             (314,299)      (305,581)      (360,971)
Short-term investments, net                                                                  34,377        (73,254)       (14,268)
Collateral received - securities lending, net                                               (25,908)        73,693         64,935
Other, net                                                                                     (186)        (2,697)         2,917
----------------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                  (883,154)    (1,676,730)    (1,510,874)
----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
Capital contributions received                                                                    -         95,000         75,000
Increase in investment and universal life insurance product account values                1,324,328      1,897,550      1,748,753
Decrease in investment and universal life insurance product account values                 (214,817)      (292,358)      (248,009)
----------------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                             1,109,511      1,700,192      1,575,744
----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                                (853)          (989)         1,842
Cash, beginning of period                                                                       853          1,842              -
----------------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                             $ -          $ 853        $ 1,842
==================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2003, 2002 and 2001
                                 (in thousands)


(1)  Organization and Description of Business

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Department has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 12 for discussion of statutory capital requirements and dividend limitations.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments, and accruals related to federal income taxes and pension. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account values during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgements involved in related estimate and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

     (e)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (f)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

     (g)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on the balance sheet on a gross basis, separately from the related balances of the Company.

     (i)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The adoption of SFAS 132R effective December 31, 2003 did not have a material impact on the Company's disclosures.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no variable interests in special purpose entities as of December 31, 2003.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $90, net of tax, during the first quarter of 2004. See note 15 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. The adoption of DIG B36 on October 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued Statement of Financial Accounting Standards No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
          145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. SFAS 144 also broadens the definition of discontinued operations, but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have any impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively. The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fair value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

     (j)  Reclassification

          Certain items in the 2002 and 2001 financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)  Investments

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

---------------------------------------------------------------------------------------------------------------------
                                                                          Gross           Gross
                                                        Amortized       unrealized      unrealized       Estimated
(in thousands)                                            cost            gains           losses        fair value
=====================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies              $ 147,623          $ 5,392             $ 7       $ 153,008
    Obligations of states and political subdivisions         20,713               14             338          20,389
    Corporate securities:
       Public                                             1,749,121           99,734           5,148       1,843,707
       Private                                            1,060,893           66,878           4,324       1,123,447
    Mortgage-backed securities - U.S. Government            864,722           16,565           2,350         878,937
       backed
    Asset-backed securities                                 665,363           24,835           5,161         685,037
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   4,508,435          213,418          17,328       4,704,525
  Equity securities                                           6,462                -              38           6,424
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 4,514,897        $ 213,418        $ 17,366     $ 4,710,949
=====================================================================================================================

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies               $ 57,018          $ 4,393             $ -        $ 61,411
    Obligations of states and political subdivisions             76                2               -              78
    Corporate securities:
       Public                                             1,390,594           86,810           9,766       1,467,638
       Private                                              794,093           65,767           3,351         856,509
    Mortgage-backed securities - U.S. Government          1,035,491           32,039              19       1,067,511
       backed
    Asset-backed securities                                 574,287           29,094          10,413         592,968
---------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                   3,851,559          218,105          23,549       4,046,115
  Equity securities                                           5,819                -               -           5,819
---------------------------------------------------------------------------------------------------------------------
Total                                                   $ 3,857,378        $ 218,105        $ 23,549     $ 4,051,934
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                      Amortized         Estimated
(in thousands)                                                                           cost          fair value
====================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                               $ 102,400        $ 104,567
   Due after one year through five years                                                 1,207,484        1,287,583
   Due after five years through ten years                                                1,420,578        1,485,322
   Due after ten years                                                                     247,888          263,079
--------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                 2,978,350        3,140,551
    Mortgage-backed securities - U.S. Government backed                                    864,722          878,937
    Asset-backed securities                                                                665,363          685,037
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $4,508,435      $4,704,525
====================================================================================================================

     The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

(in thousands)                                                                   2003               2002
===============================================================================================================

Unrealized gains, before adjustments and taxes                               $  196,052       $      194,556
Adjustment to deferred policy acquisition costs                                 (98,401)            (102,972)
Deferred federal income tax                                                     (34,178)             (32,053)
---------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                         $   63,473       $       59,531
===============================================================================================================

     An analysis of the change in gross unrealized gains on securities available-for-sale follows for the years ended December 31:

(in thousands)                                                    2003               2002             2001
===============================================================================================================

   Fixed maturity securities                                         $ 1,534          $ 157,587       $ 28,603
   Equity securities                                                     (38)                 -           (849)
---------------------------------------------------------------------------------------------------------------
Net change                                                           $ 1,496          $ 157,587       $ 27,754
===============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     An analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position as of December 31, 2003 and 2002 follows:

                                     Less than or equal to one year         More                  Total
                                                                        than one year
--------------------------------------------------------------------------------------------------------------------------
                                                       Gross                       Gross                         Gross
                                      Estimated     unrealized     Estimated     unrealized     Estimated     unrealized
(in thousands)                        fair value      losses      fair value       losses      fair value       losses
==========================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and            $ 222           $ 7           $ -           $ -          $ 222            $ 7
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and              17,679           338             -             -         17,679            338
       political subdivisions
    Corporate securities:
       Public                             200,888         4,967         1,967           181        202,855          5,148
       Private                            159,445         3,916         5,822           408        165,267          4,324
    Mortgage-backed securities -          166,124         2,339         1,224            11        167,348          2,350
       U.S. Government backed
    Asset-backed securities               106,316         3,202        10,571         1,959        116,887          5,161
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   650,674        14,769        19,584         2,559        670,258         17,328
  Equity securities                           641            38             -             -            641             38
--------------------------------------------------------------------------------------------------------------------------
Total                                    $651,315       $14,807       $19,584       $ 2,559      $ 670,899        $17,366
==========================================================================================================================
% of gross unrealized loss                                  85%                         15%
--------------------------------------------------------------------------------------------------------------------------

December 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and                -             -             -             -              -              -
       obligations of U.S.
       Government corporations
       and agencies
    Corporate securities:
       Public                            $ 90,040       $ 7,382      $ 38,255       $ 2,384      $ 128,295        $ 9,766
       Private                             44,355         3,209         4,514           142         48,869          3,351
    Mortgage-backed securities -            9,179            19            11             -          9,190             19
       U.S. Government backed
    Asset-backed securities                53,468         4,440        14,193         5,973         67,661         10,413
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   197,042        15,050        56,973         8,499        254,015         23,549
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 197,042      $ 15,050      $ 56,973       $ 8,499      $ 254,015       $ 23,549
==========================================================================================================================
% of gross unrealized loss                                  64%                         36%

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $131,195, $84,129 and $110,574 respectively. During 2003, gross gains of $7,756 ($3,075 and $3,266 in 2002 and 2001, respectively) and gross losses of $2,203 ($1,534 and $207 in 2002 and 2001, respectively) were realized on those sales.

     The Company had real estate investments of $365 and $332 that were non-income producing for the twelve month periods preceding December 31, 2003 and 2002, respectively.

     Real estate is presented at cost less accumulated depreciation of $13 as of December 31, 2003 ($91 as of December 31, 2002). The Company had no real estate held for disposal as of December 31, 2003 and none in 2002.

     As of December 31, 2003 and 2002, there were no mortgage loans on real estate considered to be impaired. As of December 31, 2001, the recorded investment of mortgage loans on real estate considered to be impaired was $898, which included $411 of impaired mortgage loans on real estate for which the related valuation allowance was $77 and $487 of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, there was no average recorded investment in impaired mortgage loans on real estate and approximately $69 in 2002, and no interest income was recognized on such loans.

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in thousands)                                                                2003         2002          2001
==================================================================================================================

Allowance, beginning of period                                         $        673      $   750   $         750
Net additions (reductions) charged (credited) to allowance                    2,581          (77)              -
------------------------------------------------------------------------------------------------------------------
Allowance, end of period                                               $      3,254      $   673   $         750
==================================================================================================================


     In the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

     An analysis of investment income by investment type follows for the years ended December 31:

(in thousands)                                                   2003         2002             2001
==================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                $ 243,517         $ 203,730        $ 121,017
   Equity securities                                              427               225                -
Mortgage loans on real estate                                  70,280            58,453           37,633
Real estate                                                       102               186              332
Short-term investments                                            440               892            3,405
Derivatives                                                     1,795             1,532              626
Other                                                             924               253              245
------------------------------------------------------------------------------------------------------------------
    Gross investment income                                   317,485           265,271          163,258
Less:
   Investment expenses                                          6,106             5,145            2,243
   Net investment income ceded (note 13)                      276,550           233,322          144,135
------------------------------------------------------------------------------------------------------------------
    Net investment income                                    $ 34,829          $ 26,804         $ 16,880
==================================================================================================================

     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in thousands)                                                                  2003          2002            2001
=====================================================================================================================
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                                  $ 7,756       $ 3,075         $ 3,266
Hedging losses on fixed maturity sales                                               -          (132)              -
Real estate                                                                         40           340              80
Mortgage loans on real estate                                                      196            90             460
Mortgage loan hedging losses                                                       (29)            -            (400)
Other                                                                                -             -             406
---------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                    7,963         3,373           3,812
---------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                                   (2,203)       (1,534)           (207)
Hedging gains on fixed maturity sales                                              499           579               -
Real estate                                                                          -           (77)             (1)
Mortgage loans on real estate                                                     (735)         (194)            (77)
Other                                                                                -          (119)              -
---------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                  (2,439)       (1,345)           (285)
---------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities, available-for-sale                                  (18,809)      (14,011)         (2,658)
Mortgage loans on real estate                                                   (2,581)           77               -
---------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                    (21,390)      (13,934)         (2,658)
---------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                             2,020          (665)            147
Derivatives, excluding hedging gains and losses on                                (757)        1,729          (1,260)
   sales, and credit default swaps
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                          $ (14,603)    $ (10,842)         $ (244)
   hedging instruments and hedged items
=====================================================================================================================


     Fixed maturity securities with an amortized cost of $4,278 and $3,989 were on deposit with various regulatory agencies as required by law as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 the Company had pledged fixed maturity securities with a fair value of $1,971 as collateral to various derivative counterparties. The Company had not pledged any fixed maturity securities as collateral as of December 31, 2002.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $109,472 and $138,628, respectively. As of December 31, 2003 and 2002 the Company held cash collateral of $112,720 and $142,257, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(4)  Deferred Policy Acquisition Costs

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of federal income tax benefit, which was reported in the Individual Annuity segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's assumption for annual net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products and increases in future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  Variable Annuity Contracts

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided under non-traditional variable annuity contracts: (1) Guaranteed Minimum Death Benefits (GMDB) and (2) Guaranteed Minimum Income Benefits (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o Reset - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

          o Ratchet - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o Rollup - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


          o Earnings enhancement - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o Ratchet - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o Rollup - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                      2003                                        2002
----------------------------------------------------------------------------------------------------------------------
                                     Account     Net amount     Wtd. Avg.        Account     Net amount   Wtd. Avg.
(in thousands)                        value       at risk1    attained age        value       at risk1   attained age
============================================================================--========================================

GMDB:
   Return of premium                  $ 203,939       $ 3,413            56       $ 131,668     $ 16,450           54
   Reset                              1,654,535        81,429            61       1,436,358      263,038           60
   Ratchet                              166,770         3,035            63         112,304       15,536           63
   Roll-up                               81,881         1,239            68          83,305        3,862           67
----------------------------------------------------------------------------------------------------------------------
Subtotal                             $2,107,125        89,116            62     $ 1,763,635      298,886           60
                                  ==============                              ==============
Earnings enhancement                    $ 9,583           249            59         $ 6,279            6           61
                                                ------------------------------
Total - GMDB                                         $ 89,365            62                    $ 298,892           60
                                                ============================                ==========================

GMIB2:
Ratchet                                 $ 3,375           $ -           n/a         $ 6,728          $ -          n/a
Roll-up                                  14,013             -           n/a          20,064            2          n/a
----------------------------------------------------------------------------------------------------------------------
Total - GMIB                           $ 17,388           $ -           n/a        $ 26,792          $ 2          n/a
======================================================================================================================

-----------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

          Please refer to note 6 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 10 for discussion about the risks associated with these guarantees.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in thousands)                                                                 GMDB          GMIB          Total
=====================================================================================================================

Balance as of December 31, 2001                                                 $ 1,135           $ -        $ 1,135
Change in fair value                                                              3,939             -          3,939
Paid guarantee benefits                                                          (3,049)            -         (3,049)
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                                   2,025             -          2,025
Change in fair value                                                              1,939             -          1,939
Paid guarantee benefits, net of reinsurance                                      (2,303)            -         (2,303)
---------------------------------------------------------------------------------------------------------------------
   Balance as of December 31, 2003                                              $ 1,661           $ -        $ 1,661
=====================================================================================================================

     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in thousands)                                                                           2003             2002
====================================================================================================================

Bond mutual funds                                                                        $ 408,900        $ 369,200
Domestic equity mutual funds                                                             1,470,900        1,140,200
International equity mutual funds                                                           35,400           27,100
Money market funds                                                                          32,900           57,400
--------------------------------------------------------------------------------------------------------------------
Total                                                                                   $1,948,100      $ 1,593,900
====================================================================================================================

(6)  Derivative Financial Instruments

     Qualitative Disclosure

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value, attributable to such interest rate changes, of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps, resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     Quantitative Disclosure

     Fair Value Hedges

     During the year ended December 31, 2003 a loss of $724 compared to a gain of $1,689 in 2002 was recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the years ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was immaterial. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying approximately $67 in gains out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a gain of $1,989 and a loss of $666 and a gain of $74, respectively, related to other derivative instruments not designated in hedging relationships.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


     The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                               2003             2002
=====================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                 $ 9,000     $    18,500
   Pay variable/receive fixed rate swaps hedging investments                                  30,512          17,400
   Credit default swap, sold                                                                 117,500         101,000
   Other contracts hedging investments                                                         3,654           4,100
Cross currency interest rate swaps:
    Hedging foreign currency denominated investments                                          37,476           8,200
Futures contracts                                                                             59,100          95,000
---------------------------------------------------------------------------------------------------------------------
    Total                                                                                  $ 257,242       $ 244,200
=====================================================================================================================

(7)  Federal Income Tax

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC and the Company.

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in thousands)                                                                           2003                2002
=====================================================================================================================

Deferred tax assets:
   Future policy benefits                                                              $ 13,467             $ 10,367
   Deferred acquisition costs                                                            19,519               22,043
   Other                                                                                  3,996                8,655
---------------------------------------------------------------------------------------------------------------------
       Total gross deferred tax assets                                                   36,982               41,065
---------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Fixed maturity securities                                                             67,209               71,289
   Derivatives                                                                            1,349                  819
   Equity securities and other investments                                                   99                   83
   Other                                                                                  1,562                4,642
---------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                    70,219               76,833
---------------------------------------------------------------------------------------------------------------------
                                                                             ----------------------------------------
             Net deferred tax liability                                                $ 33,237             $ 35,768
=====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. There was no valuation allowance for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $16,606 and $6,200 as of December 31, 2003 and 2002, respectively.

     Federal income tax expense (benefit) attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in thousands)                                                                2003           2002           2001
=====================================================================================================================

Current                                                                        $11,402        $ 5,093        $ 1,464
Deferred                                                                        (2,897)        (4,741)         6,711
---------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                     $ 8,505          $ 352        $ 8,175
=====================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $19,122 of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                  2003                    2002                   2001
----------------------------------------------------------------------------------------------------------------------
(in thousands)                                   Amount         %        Amount       %         Amount         %
======================================================================================================================

Computed (expected) tax expense                    $ 9,701      35.0       $ 1,145    35.0        $ 9,264        35.0
Tax exempt interest and dividends                   (1,294)     (4.7)         (882)  (27.0)        (1,158)       (4.4)
  received deduction
Other, net                                              98       0.4            89     2.7             69         0.3
----------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)               $ 8,505      30.7         $ 352    10.7        $ 8,175        30.9
======================================================================================================================

     Total federal income tax (refunded) paid was $(996), $9,368 and $(12,556) during the years ended December 31, 2003, 2002 and 2001, respectively. See also note 13.

(8)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)  Comprehensive Income

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                             Years ended December 31,
                                                                       ------------------------------------------------
(in thousands)                                                               2003              2002           2001
=======================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                         $ (11,761)      $ 145,104       $ 27,726
Adjustment to deferred policy acquisition costs                                   4,569         (83,609)       (14,994)
Related federal income tax expense                                                2,517         (21,523)        (4,456)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized (losses) gains                                                    (4,675)         39,972          8,276
-----------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                            13,257          12,469           (401)
Related federal income tax benefit                                               (4,640)         (4,364)           140
-----------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   8,617           8,105           (261)
-----------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities available for sale                       3,942          48,077          8,015
-----------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (4,422)            679           (120)
Related federal income tax benefit (expense)                                      1,547            (238)            42
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (2,875)            441            (78)
-----------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                      -               -             31
Transition adjustment - EITF 99-20                                                    -               -            665
Related federal income tax benefit                                                    -               -           (244)
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                    -               -            452
-----------------------------------------------------------------------------------------------------------------------
         Total other comprehensive income                                       $ 1,067        $ 48,518        $ 8,389
=======================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003 and 2002 and, therefore, are not reflected in the table above.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(9)  Fair Value of Financial Instruments

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 7% from other sources.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans, short-term investments and cash: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual and COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximates their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

     Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

     Futures contracts: The fair value for futures contracts is based on quoted market prices.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                        2003                              2002
---------------------------------------------------------------------------------------------------------------------
                                                      Carrying        Estimated         Carrying        Estimated
(in thousands)                                         amount         fair value         amount         fair value
=====================================================================================================================

Assets
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                     $4,704,525       $4,704,525      $ 4,046,115      $ 4,046,115
         Equity securities                                  6,424            6,424            5,819            5,819
      Mortgage loans on real estate, net                1,125,962        1,190,962          928,164          996,088
      Policy loans                                            571              571              525              525
      Short-term investments                              114,339          114,339          148,716          148,716
   Cash                                                         -                -              853              853
   Assets held in separate accounts                     2,384,737        2,384,737        1,978,051        1,978,051

Liabilities
   Investment contracts                                (5,906,376)      (5,683,277)      (4,829,002)      (4,661,136)
   Policy reserves on life insurance contracts           (214,334)        (218,039)        (166,058)        (168,335)
   Collateral received - securities lending and          (112,720)        (112,720)        (138,628)        (138,628)
      derivatives
   Liabilities related to separate accounts            (2,384,737)      (2,323,505)      (1,978,051)      (1,914,113)

Derivative financial instruments
   Interest rate swaps hedging assets                       2,301            2,301              140              140
   Cross currency interest rate swaps                      (6,242)          (6,242)            (340)            (340)
   Futures contracts                                         (731)            (731)            (960)            (960)
---------------------------------------------------------------------------------------------------------------------

(10) Risk Disclosures

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction and also by employing practices which identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $80,566 extending into 2004 were outstanding as of December 31, 2003. The Company also had $18,004 of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2003, NLAIC's credit risk from these derivative financial instruments was $1,883.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 74% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a an economic hedging program to mitigate this risk. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $89,365 none of which was reinsured. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $1,661 and $2,025, respectively. See note 15 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2003, the Company has a diversified portfolio with no more than 24% in any geographic area and no more than 3% with any one borrower. As of December 31, 2003, 28% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Reinsurance: The Company has entered into reinsurance contracts with unrelated parties and NLIC to cede a portion of its life and individual fixed annuity business. As of December 31, 2003 and 2002, total recoveries due from unrelated parties and NLIC on these contracts were $387,689 and $190,367 respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

     The Company has also entered into reinsurance contracts with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This transaction is described in more detail in note 13.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(11) Pension Plan and Postretirement Benefits Other Than Pensions

     The Company is a participant, together with other affiliated companies, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $797, $488 and $237, respectively.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $1,129 and $1,210, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2003, 2002 and 2001 was $65, $170 and $143, respectively.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $228,250 and $214,577, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2003, 2002 and 2001 was $16,077, $(2,167) and $(19,201), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, the Company could pay dividends totaling $22,825 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(13) Related Party Transactions

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC totaling $4,528, $4,211 and $4,662, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $246 and $375, respectively. For the year ended December 31, 2003 and 2002, GGI paid the Company $847 and $1,226, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2003 include premiums of $1,028,997 ($1,579,941 and $1,564,562 in 2002 and 2001, respectively), net investment income of $276,550 (income of $233,322 and $144,135 in 2002 and 2001, respectively), policy reserves of $5,179,989 ($4,341,741 in 2002) and benefits, claims and other expenses of $1,269,091 ($1,794,569 and $1,741,098 in 2002 and 2001,
     respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2003, 2002 and 2001 and benefits of $402, $207 and $195 were ceded to NLIC during 2003, 2002 and 2001, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $113,055 and $108,053 as of December 31, 2003 and 2002, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $478, $647 and $625, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 the Company had $33,320 in outstanding borrowings from affiliated entities under such agreements and none as of December 31, 2002. During 2003 and 2002 the most the Company had outstanding at any given time was $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $107, $143 and $18 for 2003, 2002 and 2001 respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2 and $3,919 as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2003, 2002 and 2001 the Company paid NCMC fees and expenses totaling $19, $21 and $39, respectively.

     The Company received capital contributions from NLIC in the amount of $95,000 and $75,000 during 2002 and 2001, respectively, and none in 2003.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 7, beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Payments to (from) NMIC totaled $9,368 and $(12,556) for the years ended December 31, 2002 and 2001, respectively. Payments to NLIC totaled $2,651 for the year ended December 31, 2003, none in 2002.

(14) Contingencies

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(15) Subsequent Event

     As discussed in note 2(i), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in thousands)                                                                                       January 1, 2004
=====================================================================================================================

Increase in future policy benefits - secondary guarantees - life insurance                                     $ (20)
Increase in future policy benefits - GMDB claim reserves                                                         770
Deferred acquisition costs related to above                                                                     (610)
Deferred federal income taxes                                                                                    (50)
---------------------------------------------------------------------------------------------------------------------
Cumulative effect of adoption of accounting principle, net of tax                                               $ 90
=====================================================================================================================

     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:


o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

o    Mean gross equity performance of 8.1%

o    Equity volatility of 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Discount rate of 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)         1        2         3        4        5         6        7         8        9         10+
----------------------------------------------------------------------------------------------------------------------

Minimum                  4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%      17.50%
Maximum                  4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%      19.50%

     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 26.        Exhibits

                         (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (b)   Not Applicable

                         (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-59517) and hereby incorporated by reference.

                         (d) The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (e) The form of the contract application - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (i)   Not Applicable

                         (j)   Not Applicable

                         (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

                         (l)   Not Applicable
                         (m)   Not Applicable

                         (n)   Independent Auditors' Consent - Attached hereto.

                         (o)   Not Applicable

                         (p)   Not Applicable

                         (q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Duane C. Meek, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations Steven P. Rothman, Senior Vice President
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004

Item 29.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C


(b) Directors and Officers of NISC:


     Mark R. Thresher, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Rhodes B. Baker, President
     William G. Goslee, Senior Vice President
     M. Eileen Kennedy, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President

     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President and Assistant Treasurer Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215


(c)
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
                                   N/A                       N/A                     N/A               N/A
     Nationwide Investment
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 31.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 32.      MANAGEMENT SERVICES
              Not Applicable

Item 33.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 8th day of September, 2004.


NATIONWIDE VL SEPARATE ACCOUNT-D
--------------------------------------------------------------------------------
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
(Depositor)

By: /s/ MICHAEL R. MOSER, ESQ.
--------------------------------------------------------------------------------
Michael R. Moser, Esq.


As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 8th day of September, 2004.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                         By /s/ MICHAEL R. MOSER
                                                                          ------------------------------------------------------
                                                                                            Michael R. Moser
                                                                                            Attorney-in-Fact
